As filed with the Securities and Exchange Commission on or about April 30, 2019

Registration No. 2-99584

Registration No. 811-04379

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 59	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 62	☒

PLAN INVESTMENT FUND, INC.

(Exact Name of Registrant as Specified in Charter)

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code (630) 472-7700

SUSAN A. PICKAR

President and Chief Executive Officer

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copy to:

JOSEPH M. MANNON

Vedder Price P.C.

222 North LaSalle Street, Suite 2600

Chicago, Illinois 60601

It is proposed that this filing will become effective

☐     immediately upon filing pursuant to paragraph (b)

☒     on April 30, 2019 pursuant to paragraph (b)

☐     60 days after filing pursuant to paragraph (a)(1)

☐     on (date) pursuant to paragraph (a)(1)

☐     75 days after filing pursuant to paragraph (a)(2)

☐     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☐     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: April 30, 2019

Title of Securities Being Registered: Participation Certificates

PLAN INVESTMENT FUND, INC.

PROSPECTUS

April 30, 2019

Plan Investment Fund, Inc. (the “Fund”) is an open-end management investment company organized as a Maryland Corporation. The Fund is open to members and licensees of the Blue Cross Blue Shield Association and certain related organizations (“BCBS Investors”). The Fund offers Participation Certificates in, and consists of, the two investment portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”), which are each a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

•      Government Portfolio (PIFXX) — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements collateralized by such obligations.

•      Money Market Portfolio (PIMXX) — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements collateralized by such obligations and bank and commercial obligations.*

*The Money Market Portfolio is a “Floating Net Asset Value” money market fund. Accordingly, the price per Participation Certificate for the Money Market Portfolio will fluctuate.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

GOVERNMENT PORTFOLIO	3
Investment Objective	3
Fees and Expenses	3
Principal Investment Strategies	3
Principal Risks	4
Performance Information	6
Investment Advisor	6
Purchase and Sale of Participation Certificates	6
Tax Information	7
MONEY MARKET PORTFOLIO	7
Investment Objective	7
Fees and Expenses	7
Principal Investment Strategies	8
Principal Risks	8
Performance Information	10
Investment Advisor	10
Purchase and Sale of Participation Certificates	11
Tax Information	11
INVESTMENT OBJECTIVES AND STRATEGIES	11
Government Portfolio	11
Money Market Portfolio	12
Description of Principal and Other Investments	13
Unusual Conditions/Temporary Defensive Periods	14
Disclosure of Portfolio Holdings	14
PRINCIPAL RISK FACTORS	15
MANAGEMENT OF THE PORTFOLIOS	17
SHAREHOLDER INFORMATION	19
Participation Certificates	19
Pricing of Participation Certificates	19
Purchase of Participation Certificates	20
Redemption of Participation Certificates	21
Payment in Kind	22
Special Limitations Affecting Redemptions	22
Additional Purchase and Redemption Information	23
Dividends and Distributions	23
Anti-Money Laundering Requirements	23
Distributor	24
FEDERAL INCOME TAXES	24
FINANCIAL HIGHLIGHTS	26
WHERE TO FIND MORE INFORMATION	30

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GOVERNMENT PORTFOLIO

Investment Objective

The Government Portfolio is a government money market fund, which seeks a high level of current income and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Government Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Investment Advisory and Servicing Fees	0.15%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.23%
Fee Waivers and Expense Reimbursements(1)	(0.13)%
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	0.10%

(1)    BlackRock Advisors, LLC (the “Investment Advisor”) has contractually agreed to waive its fees such that the Government Portfolio’s annual ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets. In addition, the Investment Advisor and BCS Financial Services Corporation (the “Administrator”) have further agreed to waive their fees such that the Portfolio’s annual ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to April 30, 2020, without the consent of the Board of Trustees of the Fund (the “Board”).

Example

This example is intended to help you compare the cost of investing in the Government Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Government Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Government Portfolio’s operating expenses remain the same. The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$61	$116	$280

Principal Investment Strategies

The Government Portfolio seeks to invest at least 99.5% of its total assets in cash, U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements collateralized by such government obligations or cash. The Portfolio’s securities have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The securities purchased by the Government Portfolio are subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act (“Rule 2a-7”) and other rules of the SEC. The Portfolio will only purchase

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securities that present minimal credit risk as determined by the Investment Advisor, pursuant to guidelines approved by the Fund’s Board. The U.S. Government securities in which the Portfolio invests may include variable and floating rate instruments, and the Portfolio may transact in U.S. Government securities on a when-issued and delayed delivery basis.

The Government Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such government obligations. This policy is a non-fundamental policy of the Portfolio, and the Portfolio will not change the policy without providing Participation Certificate holders with at least 60 days’ prior notice of any change in the policy.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Government Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The following is a summary description of principal risks of investing in the Portfolio.

Credit Risk. A decline in the credit quality of an issuer of, or a provider of credit support or a maturity-shortening structure for, a security can cause the price of the security to decrease.

Income Risk. The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in the Portfolio.

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields.

Repurchase Agreement Risk. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Stable Net Asset Value Risk. The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

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U.S. Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States, other obligations are backed by the right of the issuer to borrow from the U.S. Treasury, and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Investment Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities in response to changes in a referenced interest rate. Any lag in time between changes in the referenced interest rate and the security’s next interest rate adjustment can be expected to impact the security’s value either positively (if interest rates are decreasing) or negatively (if interest rates are increasing).  The interest rate on a variable or floating rate security is ordinarily determined by reference to, or is a percentage of, an objective standard such as the London Interbank Offered Rate (“LIBOR”), a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit.

LIBOR Transition Risk. The Portfolio may invest in fixed income securities that are based on the London Interbank Offered Rate (LIBOR). LIBOR transition risk is the risk that the transition from LIBOR to alternative interest rate benchmarks is not orderly, occurs over various time periods or has unintended consequences.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Performance Information

The following bar chart and table show the performance of the Government Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio. The bar chart shows how the annual total returns of the Portfolio have varied from year to year for the last ten years. The table shows the Portfolio’s average annual total returns for one, five and ten year periods ended December 31, 2018. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Government Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com or by calling 800-621-9215.

Government Portfolio

Annual Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Government Portfolio was 0.54% (for the quarter ended December 31, 2018) and the lowest quarterly return was 0.002% (for the quarter ended June 30, 2015).

Average Annual Total Returns
(for the periods ended December 31, 2018):	1 Year	5 Years	10 Years
Government Portfolio	1.78%	0.56%	0.31%

The Government Portfolio seven-day average yield as of December 31, 2018 was 2.32%. You may obtain this Portfolio’s current seven-day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621-9215.

Investment Advisor

BlackRock Advisors, LLC is the Government Portfolio’s investment advisor.

Purchase and Sale of Participation Certificates

The Government Portfolio does not have minimum initial or subsequent investment requirements.

The Government Portfolio’s Participation Certificates may be purchased or redeemed on any business day of the Portfolio. Investors must transmit purchase or redemption orders through the Investment Advisor’s BlackRock OnlineTM Trading Platform (“BlackRock OnlineTM”), which can be found at www.pif.com, or by calling (800) 821-9771.

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Tax Information

The Government Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

MONEY MARKET PORTFOLIO

Investment Objective

The Money Market Portfolio is an institutional prime money market fund, which seeks a high level of current income and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Money Market Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Investment Advisory and Servicing Fees	0.20%
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.36%
Fee Waivers and Expense Reimbursements(1)	(0.18)%
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	0.18%

(1)    BlackRock Advisors, LLC (the “Investment Advisor”) has contractually agreed to waive its fees such that the Money Market Portfolio’s annual ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets. In addition, the Investment Advisor and BCS Financial Services Corporation (the “Administrator”) have further agreed to waive their fees such that the Portfolio’s annual ordinary operating expenses do not exceed 0.175% of the Portfolio’s average daily net assets up to $1 billion, 0.16% of the Portfolio’s average daily net assets between $1 billion and $2 billion, and 0.155% of the Portfolio’s average daily net assets in excess of $2 billion. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to April 30, 2020 without the consent of the Board of Trustees of the Fund (the “Board”).

Example

This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same. The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$97	$184	$438

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Principal Investment Strategies

The Money Market Portfolio invests in U.S. Government obligations, repurchase agreements collateralized by such obligations, and bank and commercial obligations that provide for repayment within 397 days (with certain exceptions such as securities with a demand feature) after purchase, including, without limitation, U.S. Treasury bills, notes and bonds, securities issued by U.S. Government agencies and instrumentalities, as well as bank certificates of deposit, bankers acceptances, commercial paper and other obligations issued by domestic and foreign corporations. The Portfolio’s investments have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.  The U.S. Government securities in which the Portfolio invests may include variable and floating rate instruments, and the Portfolio may transact in U.S. Government securities on a when-issued and delayed delivery basis.

The Money Market Portfolio intends to operate as an institutional prime money market fund pursuant to Rule 2a-7 of the 1940 Act. Accordingly, although the Portfolio is a money market fund, the net asset value (“NAV”) of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. In buying and selling securities for the Portfolio, the Investment Advisor will comply with all other requirements of Rule 2a-7.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Money Market Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You could lose money by investing in the Portfolio. Because the price per Participation Certificate of the Portfolio will fluctuate, when you sell your Participation Certificates, they may be worth more or less than what you originally paid for them. The Money Market Portfolio may impose a fee upon the sale of your Participation Certificates or may temporarily suspend your ability to sell Participation Certificates if the Portfolio’s weekly liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The following is a summary description of principal risks of investing in the Portfolio.

Credit Risk. A decline in the credit quality of an issuer of, or a provider of credit support or a maturity-shortening structure for a security can cause the price of the security to decrease. Changes in an issuer’s credit ratings or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Fees & Gates Risk. The Money Market Portfolio is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Portfolio’s weekly liquid assets were to fall below a designated threshold, subject to a determination by the Board that such a liquidity fee or redemption gate is in the Portfolio’s best interest. If the Portfolio’s weekly liquid assets fall below 30% of its total assets, the Portfolio may impose liquidity fees of up to 2% of the value of the Participation Certificates redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, who are not “interested persons” of the Portfolio as defined in the 1940 Act (“Independent Trustees”), determines that imposing a liquidity fee or temporarily suspending redemptions is in the Portfolio’s best interest. In addition, if the Money Market Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Money Market Portfolio will impose at least a 1% liquidity fee on Portfolio redemptions unless the Board, including a majority of the Independent Trustees, determines that imposing such fee is not in the best interests of the Portfolio.

Financial Services Industry Concentration Risk. The Portfolio’s investments in bank and commercial obligations may result in concentration. Changes in government regulation, interest rates and economic downturns can have a significant negative effect on issuers in the financial services industry, including the price of their securities or their ability to meet their payment obligations.

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Floating Net Asset Value Risk. The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant NAV per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places. It is possible to lose money by investing in the Portfolio.

Foreign Exposure Risk. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks. Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

Income Risk. The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities.  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in the Portfolio.

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields.

Repurchase Agreement Risk. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States, other obligations are backed by the right of the issuer to borrow from the U.S. Treasury, and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Investment Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities in response to changes in a referenced interest rate. Any lag in time between changes in the referenced interest rate and the security’s next interest rate adjustment can be expected to impact the security’s value either positively (if interest rates are decreasing) or negatively (if interest rates are increasing).  The interest rate on a variable or floating rate security is ordinarily determined by reference to, or is a percentage of, an objective standard such as the London Interbank Offered Rate (“LIBOR”), a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit.

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LIBOR Transition Risk. The Portfolio may invest in fixed income securities that are based on the London Interbank Offered Rate (LIBOR). LIBOR transition risk is the risk that the transition from LIBOR to alternative interest rate benchmarks is not orderly, occurs over various time periods or has unintended consequences.

Forward Commitment, When-Issued and Delayed Delivery Transactions Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The following bar chart and table show the performance of the Money Market Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio. The bar chart shows how the annual total returns of the Portfolio have varied from year to year for the last ten years. Prior to October 11, 2016, the Portfolio operated as a stable NAV money market fund. Beginning October 11, 2016, the Portfolio operates as a floating NAV money market fund. The table shows the Portfolio’s average annual total returns for one, five and ten year periods ended December 31, 2018. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com, or by calling 800-621-9215.

Money Market Portfolio

Annual Total Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 0.57% (for the quarter ended December 31, 2018) and the lowest quarterly return was 0.003% (for the quarter ended March 31, 2014).

Average Annual Total Returns
(for the periods ended December 31, 2018):	1 Year	5 Years	10 Years
Money Market Portfolio	1.93%	0.62%	0.40%

The Money Market Portfolio seven-day average yield as of December 31, 2018 was 2.43%. You may obtain this Portfolio’s current seven-day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621-9215.

Investment Advisor

BlackRock Advisors, LLC is the Money Market Portfolio’s investment advisor.

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Purchase and Sale of Participation Certificates

The Money Market Portfolio does not have minimum initial or subsequent investment requirements.

The Money Market Portfolio’s Participation Certificates may be purchased or redeemed on any business day of the Portfolio. Purchase orders must be placed in dollars, but redemption orders may be placed in either number of shares or dollars. Investors must transmit their orders through the Investment Advisor’s online trading platform, BlackRock OnlineTM, which can be found at www.pif.com, or by calling (800) 821-9771.

Tax Information

The Money Market Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

INVESTMENT OBJECTIVES AND STRATEGIES

The Government Portfolio

Investment Objective - The Government Portfolio is a government money market fund, which seeks a high level of current income and stability of principal. The Board may change the investment objective of the Government Portfolio without approval of the holders of the Portfolio’s Participation Certificates.

Principal Investment Strategies - The Investment Advisor seeks to maximize investment income while maintaining stability of principal and sufficient liquidity to accommodate daily redemption requests. The Portfolio seeks to maintain a net asset value of $1.00 per Participation Certificate.

The Government Portfolio intends to achieve its investment objective by investing in a broad range of U.S. Government obligations and repurchase agreements collateralized by such obligations, in each case having remaining maturities of one year or less, except that items of collateral securing repurchase agreements held by the Portfolio may have maturities exceeding one year.

The Portfolio invests in a Portfolio of securities maturing in 397 days or less (with certain exceptions) and that have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The average maturity of the Portfolio’s securities is the average amount of time until the debt securities in the Portfolio must have their principal amount paid off or, in the case of variable or floating rate securities, will have their interest rate reset. The average life of the Portfolio’s securities is calculated in a similar manner, but without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Portfolio, the more weight it gets in calculating these averages. The Investment Advisor generally holds Portfolio securities to maturity but may from time to time sell securities for the purposes of raising cash for redemptions or repositioning the Portfolio. The Investment Advisor takes into consideration liquidity and market conditions when considering securities to sell.

Pursuant to Rule 2a-7, the Portfolio is subject to a “general liquidity requirement” that requires that the Portfolio hold securities that are sufficiently liquid to meet reasonably foreseeable Participation Certificate redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding Participation Certificate redemptions and any commitments the Portfolio has made to investors. To comply with this general liquidity requirement, the Investment Advisor must consider factors that could affect the Portfolio’s liquidity needs, including characteristics of the Portfolio’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly Participation Certificate redemptions), this may require the Portfolio to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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The Portfolio seeks to invest at least 99.5% of its total assets in cash, U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements collateralized by such government obligations or cash.

The U.S. Government securities in which the Portfolio may invest include:

Repurchase Agreements. Repurchase agreements are transactions in which the Portfolio purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Portfolio. The Portfolio may engage in repurchase agreements collateralized by U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and cash.

U.S. Government Obligations. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and may purchase related custodial receipts.

Variable and Floating Rate Instruments. These instruments provide for adjustments in the interest rate on certain reset dates (i.e., variable rate) or whenever a specified interest rate index changes (i.e., floating rate).

When-Issued and Delayed Delivery Transactions. The purchase or sale of securities on a when-issued basis or on a delayed delivery (delayed settlement) basis involves the purchase or sale of securities by the Portfolio at an established price with payment and delivery taking place in the future. The Portfolio enters into these transactions to obtain what is considered an advantageous price to the Portfolio at the time of entering into the transaction.

The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such obligations. This policy is a non-fundamental policy of the Portfolio, and the Portfolio will not change the policy without providing Participation Certificate holders with at least 60 days’ prior notice of any change in the policy.

The Money Market Portfolio

Investment Objective - The Money Market Portfolio is an institutional prime money market fund, which seeks a high level of current income and stability of principal. The Board may change the investment objective of the Money Market Portfolio without approval of the holders of the Portfolio’s Participation Certificates.

Principal Investment Strategies - The Investment Advisor seeks to maximize investment income while maintaining stability of principal and sufficient liquidity to accommodate reasonable daily redemption requests.

The Money Market Portfolio intends to achieve its investment objective by investing in a broad range of U.S. Government obligations, repurchase agreements collateralized by such obligations, and bank and commercial obligations, in each case having remaining maturities of 397 days or less, except that items of collateral securing repurchase agreements held by the Portfolio may have maturities exceeding 397 days. The Portfolio’s investments will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The average maturity of the Portfolio’s securities is the average amount of time until the debt securities in the Portfolio must have their principal amount paid off or, in the case of variable or floating rate securities, will have their interest rate reset. The average life of the Portfolio’s securities is calculated in a similar manner, but without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Portfolio, the more weight it gets in calculating these averages.

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The Money Market Portfolio purchases securities that present minimal credit risks as determined by the Investment Advisor. The Portfolio invests more than 25% of its total assets in the financial services industry, which includes obligations of domestic branches of U.S. banks and U.S. branches of foreign banks subject to the same regulations as U.S. banks. The Investment Advisor generally holds securities to maturity but may from time to time sell securities for the purposes of raising cash for redemptions or repositioning the Portfolio. The Investment Advisor takes into consideration liquidity and market conditions when considering securities to sell.

The Portfolio intends to operate as an institutional prime money market fund pursuant to Rule 2a-7. Accordingly, although the Portfolio is a money market fund the NAV of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. In buying and selling securities for the Portfolio, the Investment Advisor will comply with all other requirements of Rule 2a-7.

Pursuant to Rule 2a-7, the Portfolio is subject to a “general liquidity requirement” that requires that the Portfolio hold securities that are sufficiently liquid to meet reasonably foreseeable Participation Certificate redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding Participation Certificate redemptions and any commitments the Portfolio has made to investors. To comply with this general liquidity requirement, the Investment Advisor must consider factors that could affect the Portfolio’s liquidity needs, including characteristics of the Portfolio’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly Participation Certificate redemptions), this may require the Portfolio to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

Description of Principal and Other Investments

Set forth below are the principal investments of the Portfolios, as well as in additional to the principal investment strategies discussed above. The Portfolios may utilize other non-principal investment strategies from time to time, which are discussed in the SAI.

Both Portfolios may:

1.              Purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and may purchase related custodial receipts.

2.              Invest in direct obligations of the U.S. Treasury. Each Portfolio may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

3.              Enter into repurchase agreements. Under a repurchase agreement, a Portfolio acquires an investment for a short period (usually not more than 60 days), subject to an obligation of the seller to repurchase and the Portfolio to resell the investment at an agreed price and time, which determines the yield during the holding period. The repurchase agreements are fully collateralized by U.S. Government securities.

4.              Purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

5.              Borrow money by entering into reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of portfolio securities is considered to be disadvantageous. Under a reverse repurchase agreement, a Portfolio sells an investment that it holds, subject to an obligation of the Portfolio to repurchase the investment at an agreed price and time. Proceeds of reverse repurchase agreements used to provide liquidity to meet redemption requests may equal no more than 5% of the total assets of the Portfolio. Redemptions are the only use to which proceeds of reverse repurchase agreements will be put. The Portfolios will not use borrowings, including reverse repurchase agreement proceeds, to purchase additional securities. The Portfolios do not expect the use of reverse repurchase agreements to affect the net asset value of the Portfolios.

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6.              Purchase securities on a “when-issued” or “delayed delivery” (delayed settlement) basis. Each Portfolio expects that commitments to purchase when-issued or delayed settlement securities will not exceed 15% of the value of its total assets absent unusual conditions. The Portfolios do not intend to purchase when-issued or delayed delivery securities for speculative purposes, but only in furtherance of their investment objectives. The Portfolios do not receive income from when-issued or delayed delivery securities prior to delivery of such securities.

A Portfolio may not acquire an illiquid security (defined as, securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately their market value as determined by the Portfolio) if, immediately following such acquisition, more than 5% of the Portfolio’s total assets are invested in illiquid securities. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

The Money Market Portfolio may also:

1.              Purchase bank obligations, such as certificates of deposit, bankers’ acceptances, bank notes issued or supported by the credit of U.S. and foreign branches of U.S. and foreign banks having assets of at least $1 billion, and time deposits in U.S. and foreign banks having assets of at least $1 billion, provided that such bank obligations meet the quality, diversification, and other requirements of Rule 2a-7 and other SEC rules.

2.              Purchase commercial paper issued by domestic and foreign issuers that meet the Portfolio’s quality,

diversification, and other requirements.

3.              Purchase corporate bonds and notes issued by domestic issuers that meet the Portfolio’s quality, diversification, and other requirements.

4.              The Portfolio may, when deemed appropriate by its Investment Advisor in light of its investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, which carry yields that are competitive with those of other types of money market instruments of comparable quality.

5.              Purchase variable amount master demand notes (“VAMD Notes”) issued by corporations, which are unsecured instruments that permit the indebtedness to vary and provide for periodic adjustments in the interest rate. Although such VAMD Notes normally are considered illiquid and are not traded, the Fund may at any time demand payment of principal and accrued interest be made by the issuers of the VAMD Notes in less than seven days. Investment in VAMD Notes would be subject to the limitations on purchases of illiquid securities described under “Investment and Borrowing Limitations” in the Statement of Additional Information, as well as the liquidity requirements of the Portfolios described above.

Each investor should determine for itself the suitability of investing in a Portfolio, and with respect to investors that are insurance companies, whether such investments are permitted under applicable insurance laws and regulations.

Unusual Conditions/Temporary Defensive Periods

As a result of unusual conditions, each Portfolio may depart from its principal investment strategies and adopt temporary defensive positions. Each Portfolio may hold increased amounts of uninvested cash during such periods. Uninvested cash may not earn income.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Portfolios’ Statement of Additional Information.

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PRINCIPAL RISK FACTORS

This section contains a discussion of certain risks of investing in a Portfolio. The “Investment Objective” and “Additional Information on Portfolio Instruments” sections in the Statement of Additional Information includes more information about each Portfolio, its investments, and related risks.

Credit Risk. Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by a nationally recognized rating agency are widely accepted measures of credit risk. The lower a security is rated by such a rating agency, the more credit risk it is considered to represent.

Financial Services Industry Concentration Risk (Money Market Portfolio Only). A substantial part of the Money Market Portfolio’s investments, 25% or more of the Portfolio’s total assets, may, under normal circumstances, be comprised of securities issued by companies in the financial services industry, which includes obligations of domestic branches of U.S. banks and U.S. branches of foreign banks subject to the same regulations as U.S. banks. As a result, the Portfolio will be more susceptible to any economic, business, political or other developments which generally affect this industry. Because of its concentration in the financial services industry, the Portfolio will be exposed to a larger extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

Extension Risk (Money Market Portfolio Only). When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Foreign Exposure Risk (Money Market Portfolio Only). Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks. Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

Income Risk. Each Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities.  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in a Portfolio.

LIBOR Transition Risk. Certain instruments in which a Portfolio may invest rely in some fashion upon the London Interbank Offered Rate (LIBOR).  The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021.  There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Portfolio or on certain instruments in which a Portfolio invests are not known.  The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR.  The transition may also result in a reduction in the value of certain instruments held by a Portfolio.  Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk

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that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields.

Repurchase Agreement Risk. The Portfolios may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Stable Net Asset Value Risk. (Government Portfolio Only). The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Investment Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities in response to changes in a referenced interest rate. Any lag in time between changes in the referenced interest rate and the security’s next interest rate adjustment can be expected to impact the security’s value either positively (if interest rates are decreasing) or negatively (if interest rates are increasing).   The interest rate on a variable or floating rate security is ordinarily determined by reference to, or is a percentage of, an objective standard such as LIBOR, a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit.

Forward Commitment, When-Issued and Delayed Delivery Transactions Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security a Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Floating Net Asset Value Risk (Money Market Portfolio Only). The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant net asset value per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places. It is possible to lose money by investing in the Portfolio.

Fees & Gates Risk (Money Market Portfolio Only). The Money Market Portfolio is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Portfolio’s weekly liquid assets were to fall below a designated threshold, subject to a determination by the Board that such a liquidity fee or redemption gate is in the Portfolio’s best interest. If the Portfolio’s weekly liquid assets fall below 30% of its total assets, the Portfolio may impose liquidity fees of up to 2% of the value of the Participation Certificates redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the Trustees who are not “interested persons” of the Portfolio as defined in the 1940 Act (“Independent Trustees”), determines that imposing a

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liquidity fee or temporarily suspending redemptions is in the Portfolio’s best interest. In addition, if the Money Market Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Money Market Portfolio will impose at least a 1% liquidity fee on Portfolio redemptions unless the Board, including a majority of the Independent Trustees, determines that imposing such fee is not in the best interests of the Portfolio.

MANAGEMENT OF THE PORTFOLIOS

Investment Advisor

BALLC, the Investment Advisor to the Government Portfolio and the Money Market Portfolio, is an SEC registered investment adviser. BALLC was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809.

The Investment Advisor is a wholly-owned indirect subsidiary of BlackRock, Inc., which had approximately $5.97 trillion of assets under management as of December 31, 2018.  BALLC manages assets for U.S. registered investment companies and 529 Plans.  BALLC’s overall experience includes cash management, as well as managing equity, fixed income, alternative, multi-asset and quantitative equity strategies.  BALLC has been a registered investment adviser since 1994.

As Investment Advisor, BALLC manages and is responsible for all purchases and sales of securities of the Portfolios. BALLC also provides certain administration services to the Portfolios, maintains the financial accounts and records and computes the net asset value and net income for both Portfolios of the Fund. BALLC subcontracts certain of the Portfolio’s administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon”). For the services provided and expenses assumed by it with respect to the Government Portfolio and the Money Market Portfolio, BALLC is entitled to receive a fee, computed daily and payable monthly, based on such Portfolio’s average daily net assets. BALLC, and not the Portfolios, pay BNY Mellon for the sub-contracted services.

BALLC has contractually agreed to waive its fees such that each Portfolio’s annual ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets. In addition, BALLC and BCS Financial Services Corporation (the “Administrator”) have further agreed to waive their fees such that the Money Market Portfolio’s annual ordinary operating expenses do not exceed 0.175% of the Portfolio’s average daily net assets up to $1 billion, 0.16% of the Portfolio’s average daily net assets between $1 billion and $2 billion, and 0.155% of the Portfolio’s average daily net assets in excess of $2 billion. In addition, BALLC and the Administrator have further agreed to waive their fees such that the Government Portfolio’s annual ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets. BALLC and the Administrator cannot terminate such fee waivers prior to May 1, 2020 without the consent of the Board. Any fees waived or expenses reimbursed with respect to a particular Portfolio or year are not recoverable. For the fiscal year ended December 31, 2018, BALLC waived fees for the Government Portfolio equal to 0.10% of the Portfolio’s average daily net assets and waived fees for the Money Market Portfolio equal to 0.17% of the Portfolio’s average daily net assets. BALLC was paid, net of fees waived and expenses reimbursed, $388,535 by the Government Portfolio and $46,517 by the Money Market Portfolio fiscal year ended December 31, 2018.

A discussion regarding the basis for the Board of Trustees approving the continuation of the investment advisory and service agreements between the Fund and BALLC with respect to the Portfolios is available in the Fund’s semi-annual report to Participation Certificate holders for the period ended June 30, 2018.

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Trustees

Independent Trustees

Nicholas G. Chiarello is Director of Investments & Assistant Treasurer of Blue Cross and Blue Shield of North Carolina.

Sandra M. Clarke is Senior Vice President and Chief Financial Officer of Blue Shield of California.

William A. Coats is Vice President, Treasurer and Chief Investment Officer of GuideWell and Blue Cross and Blue Shield of Florida.

W. Dennis Cronin is Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer of Highmark Health.

John F. Giblin is Executive Vice President and Chief Financial Officer of BlueCross BlueShield of Tennessee, Inc.

Diane G. Gore is Chief Operating Officer of Blue Cross Blue Shield of Wyoming.

Robert J. Kolodgy is Executive Vice President and Chief Financial Officer of Blue Cross Blue Shield Association.

Gina L. Marting is Senior Vice President, Chief Financial Officer and Treasurer of Hawaii Medical Service Association.

Carl R. McDonald is Divisional Senior Vice President - Treasury, Investments, & Corporate Development of Health Care Service Corporation.

Michael J. Mizeur is Executive Vice President, Chief Financial Officer and Treasurer of BlueCross BlueShield of South Carolina.

Vincent P. Price is Executive Vice President and Chief Financial Officer of Cambia Health Solutions, Inc.

Cynthia M. Vice is Senior Vice President, Chief Financial Officer and Treasurer of Blue Cross and Blue Shield of Alabama.

T. Ralph Woodard, Jr. is Executive Vice President and Chief Financial Officer of Blue Cross of Idaho Health Service, Inc.

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SHAREHOLDER INFORMATION

Participation Certificates

The Participation Certificates are shares of stock of the Fund. Under the Articles of Incorporation of the Fund, its shares of stock are referred to as “Participation Certificates.” The Participation Certificates of the Government Portfolio, which is a government money market fund, seek to maintain a NAV of $1.00 per Participation Certificate, and are entitled to one vote per Participation Certificate.

Pricing of Participation Certificates

For the Government Portfolio

The NAV per Participation Certificate is based on the value of the investments held by the Portfolio. The Portfolio calculates the NAV by valuing the assets of the Portfolio, subtracting liabilities and dividing the balance by the number of Participation Certificates outstanding. The price you pay when you purchase, and the price you receive when you redeem, a Participation Certificate is the NAV next determined after confirmation of your order. The Government Portfolio’s NAV per Participation Certificate is calculated by the Investment Advisor on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of the Government Portfolio is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time). In computing NAV per Participation Certificate, the Government Portfolio uses the amortized cost method of valuation. See “Use of Amortized Cost” below. Although the Government Portfolio seeks to maintain a constant NAV of $1.00 per Participation Certificate, it is possible to lose money by investing in the Portfolio. The Portfolio’s current NAV may be found on the Fund’s website at www.pif.com.

The Government Portfolio reserves the right to advance the deadline for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

For the Money Market Portfolio

The NAV per Participation Certificate is based on the market value of the investments held by the Portfolio. The Portfolio calculates the NAV by valuing the assets of the Portfolio, subtracting liabilities and dividing the balance by the number of Participation Certificates outstanding. The price you pay when you purchase, and the price you receive when you redeem, a Participation Certificate is the NAV next determined after confirmation of your order. The Money Market Portfolio’s NAV per Participation Certificate is calculated by the Investment Advisor on each Business Day. The NAV is determined at 8:00 A.M., 12:00 P.M. and 3:00 P.M. Eastern time on each Business Day. The 8:00 A.M., 12:00 P.M. and 3:00 P.M. calculation points are intended to facilitate same day settlement. The times at which the NAV is determined, and when orders must be placed, may be changed as permitted by the SEC. The Portfolio’s current NAV may be found on the Fund’s website at www.pif.com.

The Money Market Portfolio reserves the right to advance the deadline for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

In calculating its NAV, the Money Market Portfolio will value its holdings in accordance with the Fund’s valuation policies and procedures, generally utilizing last available bid prices, market quotations, or price evaluations provided by a Board-approved independent pricing service. The Money Market Portfolio may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the

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close of business on the NYSE. The values of such securities used in computing the NAV of the Money Market Portfolio’s Participation Certificates are determined as of such times.

When valuations are not readily available or are not deemed reliable, a security will be priced at its fair value as determined pursuant to procedures approved and overseen by the Board. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Money Market Portfolio’s NAV.

The Money Market Portfolio has been designated an institutional prime money market fund, which means that the NAV of the Money Market Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. The Money Market Portfolio is also subject to liquidity fees and the temporary suspension of redemptions, as explained below under “Special Limitations Affecting Redemptions”.

Use of Amortized Cost

Under the amortized cost valuation method, an investment is valued initially at its cost. The Government Portfolio then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Government Portfolio adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment’s cost each day. The Government Portfolio uses this adjusted cost to value the investment.

In response to SEC guidance that funds may only use the amortized cost method to value a Portfolio security with a remaining maturity of 60 days or less when the fund can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation, the Board has adopted certain procedures to perform a comparison between the amortized cost price and the shadow price of a Portfolio security that utilizes amortized cost to value the security to ensure that amortized cost is used to value the security only where it is “approximately the same” as the security’s market based value. If the shadow price of such security is not approximately the same as the amortized cost price, generally the shadow price of the security will be used, unless otherwise permitted under the procedures. This determination is made only on an individual security basis. Shadow prices for individual securities are generally provided by an independent pricing service unless otherwise authorized by the procedures approved by the Board.

Purchase of Participation Certificates

The Fund sells Participation Certificates of each Portfolio without a sales charge at the NAV per Participation Certificate next determined after receipt of a purchase order is confirmed. Investors may open an account with the Fund by completing and submitting to the Fund’s administrator, BCS Financial Services Corporation (previously defined as the “Administrator”), an application which may be obtained by calling (800) 621-9215. The application requests information from the investor that is required in order to open an account for such investor. After the application has been received and approved, an investor may place purchase orders for Participation Certificates on any Business Day through BlackRock OnlineTM, which can be found at www.pif.com, or by calling (800) 821-9771 and indicating the amount and the Portfolio of the Participation Certificates desired.

Purchase orders for the Government Portfolio will be executed at the NAV next determined after receipt by BNY Mellon of the purchase order is confirmed. A purchase order must be placed online by 2:45 P.M. (Eastern Time), or by calling (800) 821-9771 by 3:00 P.M. (Eastern Time) to received same-day settlement. A purchase order received by 3:00 P.M. (Eastern Time) by BNY Mellon will generally be confirmed if the investor has an account open with the Fund and BNY Mellon receives funds for the amount of the purchase order through Federal wire by 4:00 P.M. (Eastern Time) that same day. Purchase orders tendered after 3:00 P.M. (Eastern Time) and orders for which sufficient payment has not been received by BNY Mellon by 4:00 P.M. (Eastern Time), will not be deemed to have been received on that day and notice will

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be given to the investor placing the order. In the event that payment is not received by the close of the Federal Reserve wire transfer system or through other immediately available funds that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any costs incurred.

Purchase orders for the Money Market Portfolio will be priced at the NAV next determined after receipt of the purchase order is confirmed. The Money Market Portfolio’s NAV is determined at 8:00 A.M., 12:00 P.M. and 3:00 P.M. (Eastern Time) on each Business Day. The 8:00 A.M., 12:00 P.M. and 3:00 P.M. calculation points are intended to facilitate same day settlement. Purchase orders placed online within fifteen minutes prior to the 8:00 A.M. and 12:00 P.M. NAV calculation points may not be received by BNY Mellon before the next available NAV calculation point. A purchase order may not be placed online after 2:45 P.M. (Eastern Time). Purchase orders placed after 2:45P.M. (Eastern Time) must be transmitted by calling (800) 821-9771, and not through online access. If a purchase order is not received before the cutoff times for a NAV calculation point, it will be placed using the next available NAV calculation point.  Orders received or confirmed after the applicable deadline on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received via phone after 3:00 P.M. on any Business Day will be considered received at the open of the Fund’s next Business Day and will generally be executed at 8:00 a.m. on the next Business Day. In order for a purchase order to be confirmed on the same Business Day in which the purchase order is placed prior to 3:00 P.M. (Eastern Time), the Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. (Eastern time)) on the same Business Day. In the event that payment is not received by the close of the Federal Reserve wire transfer system or through other immediately available funds that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any costs incurred, including any costs incurred to recompute the Portfolio’s NAV.

Investors must pay for purchase orders for Participation Certificates through Federal wire to BNY Mellon. The Portfolios do not have minimum initial or subsequent investment requirements. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending investor. Each Portfolio may in its discretion reject any orders for purchase of Participation Certificates.

Redemption of Participation Certificates

Investors must transmit redemption orders through BlackRock OnlineTM, which can be found at www.pif.com, or by calling (800) 821-9771. The Fund will redeem Participation Certificates at the NAV per Participation Certificate next determined after receipt of the redemption order. Redemption orders placed online fifteen minutes prior to the 8:00 A.M. and 12:00 P.M. NAV calculation points may not be received by BNY Mellon before the next available NAV calculation point. If a redemption order is not received before the cutoff times for a NAV calculation point, it will be placed using the next available NAV calculation point.  For the Money Market Portfolio, NAV will be determined at 8:00 A.M., 12:00 P.M. and 3:00 P.M. (Eastern Time). The 8:00 A.M., 12:00 P.M. and 3:00 P.M. calculation points are intended to facilitate same day settlement.

Under normal conditions, each Portfolio typically expects to meet redemption requests through the use of the Portfolio’s holdings of cash or cash equivalents or by selling other Fund assets. A Payment In Kind \ may be used under unusual circumstances and is discussed in more detail below.  The Fund will pay for redeemed Participation Certificates of the Money Market Portfolio for which a redemption order is received on a Business Day before 3:00 P.M. (Eastern Time) by BNY Mellon in Federal funds wired to the redeeming investor’s account on the same Business Day if a redemption gate is not in place. Any such orders placed after 2:45 P.M. (Eastern Time) must be transmitted by calling (800) 821-9771, and not through online access. The Fund will pay for redeemed Participation Certificates of the Government Portfolio for which a redemption order is received on a Business Day before 3:00 P.M. (Eastern Time) by BNY Mellon in Federal funds wired to the redeeming investor’s account on the same Business Day if a redemption gate is not in place. The Fund will pay for redemption orders which are received on a Business Day after the applicable times specified above (or on a day when BNY Mellon is closed) in Federal funds wired on the next Business Day that BNY Mellon is open for business if a redemption gate is not in place. An investor receives no dividend for the day on which Participation Certificates are redeemed, therefore, investors that do not place redemption orders by the times indicated may wish to wait until the morning of the following Business Day to do so.

The Fund may suspend the right to redemption or postpone the date of payment upon redemption (as well as

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suspend or postpone the recordation of the transfer of its Participation Certificates) for the periods permitted under the 1940 Act and as determined by the SEC by rules and regulations.

If any investor ceases to be a member or licensee of the Blue Cross and Blue Shield Association or a related organization (previously defined as a “BCBS Investor”), the Fund may redeem the Participation Certificates held by such investor, without the investor’s consent. If an investor ceases to be a BCBS Investor, the investor must promptly notify the Fund in writing. If the Fund redeems the Participation Certificates held by such investor, the Fund will notify such investor.

Payment In Kind

Investors may request that redemption order proceeds consist of securities held by the redeemed Portfolio in lieu of cash. Prior to placing a payment in kind redemption order, an investor must provide the Investment Advisor with written instructions identifying the custodial account to receive the securities to be distributed. The Fund may decline such a request in full or in part and pay redemption proceeds in cash if the Fund determines it is in its best interest to do so. The securities to be distributed in an in-kind payment of redemption proceeds shall represent a pro rata share of each security held in the Portfolio, in accordance with Rule 17a-5 under the 1940 Act. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make redemption payments wholly or partly in securities or other property.

Special Limitations Affecting Redemptions

The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Portfolio assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

The Fund has adopted policies and procedures such that the Money Market Portfolio may impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 Business Days in any 90-day period in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, subject to a determination by the Board that such a liquidity fee or redemption gate is in the Portfolio’s best interest. If the Portfolio’s weekly liquid assets fall below 30% of its total assets, the Portfolio may impose liquidity fees of up to 2% of the value of the Participation Certificates redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the Independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Portfolio’s best interest. If the Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any Business Day, the Money Market Portfolio will impose a liquidity fee of at least 1% on all redemptions beginning on the next Business Day, unless the Board, including a majority of the Independent Trustees, determines that imposing such a fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Portfolio, which liquidity fee would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Portfolio. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of the Money Market Portfolio’s NAV determinations. All liquidity fees payable by Participation Certificate holders of the Portfolio would be payable to the Portfolio and could offset any losses realized by the Portfolio when seeking to honor redemption requests during times of market stress.

If liquidity fees are imposed or redemptions are temporarily suspended, the Money Market Portfolio will notify Participation Certificate holders on the Portfolio’s website or by press release. In addition to identifying the Portfolio, such notifications will include the Portfolio’s percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Portfolio to the SEC on Form

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N-CR. If redemptions are temporarily suspended, the Portfolio will not accept redemption orders until the Portfolio has notified Participation Certificate holders that the redemption gate has been lifted. Participation Certificate holders wishing to redeem shares once the redemption gate has been lifted will need to submit a new redemption request to the Portfolio.

In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act , if an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of Participation Certificate holders of the Money Market Portfolio.

If the Money Market Portfolio’s weekly liquid assets fall below 10% of its assets on a Business Day, the Portfolio may cease honoring redemptions and liquidate at the discretion of the Board, including a majority of the Independent Trustees. Prior to suspending redemptions, the Portfolio would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Portfolio ceases honoring redemptions and determines to liquidate, the Portfolio expects that it would notify Participation Certificate holders on the Portfolio’s website or by press release. Distributions to Participation Certificate holders of liquidation proceeds may occur in one or more disbursements.

Unprocessed purchase orders that the Money Market Portfolio receives prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Portfolio may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Portfolio can verify that the redemption order was received in good order by the Portfolio before the Portfolio imposed liquidity fees or temporarily suspended redemptions.

Additional Purchase and Redemption Information

The Fund’s Board has not adopted policies and procedures with respect to frequent purchases and redemptions of the Portfolios’ Participation Certificates (market timing policy) because the Government Portfolio seeks to maintain a stable NAV of $1.00 per Participation Certificate and because both Portfolios are generally used for short-term investment or cash management purposes. There can be no assurances, however, that the Portfolios may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

The Money Market Portfolio has been designated an institutional prime money market fund, which means that the NAV of the Money Market Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s portfolio securities.

Dividends and Distributions

Investors in the Portfolios are entitled to dividends and distributions arising only from the net income and capital gains, if any, earned on investments held by that Portfolio. Each Portfolio declares net income daily as a dividend to Participation Certificate holders of record at the close of business on the date of declaration. Each Portfolio pays dividends monthly. Dividends will be reinvested in additional Participation Certificates or, if the investor so elects by checking the appropriate box on the application, will be transmitted to such investor by wire within five Business Days after the end of the month (or within five Business Days after a redemption of all of the investor’s Participation Certificates). The Government Portfolio and the Money Market Portfolio do not expect to realize net long-term capital gains.

Anti-Money Laundering Requirements

The Fund is subject to the USA PATRIOT ACT (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from its Participation Certificate holders to enable it to form a

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reasonable belief that the Fund knows the true identity of its Participation Certificate holders.

Distributor

The Fund has entered into a Distribution Agreement dated as of January 7, 2014 with Foreside Fund Services, LLC (the “Distributor”), pursuant to which the Distributor is the Fund’s principal underwriter and acts as the Fund’s distributor in connection with the offering of the Participation Certificates of the Fund.

FEDERAL INCOME TAXES

As long as a Portfolio meets the requirements for being a regulated investment company, the Portfolio pays no federal income tax on the earnings it distributes to holders of Participation Certificates. The Portfolios met these requirements in the last taxable year, and intend to continue to meet these requirements in future years.

Dividends you receive from the Portfolios, whether reinvested or taken as cash, are generally taxable. Dividends from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) are taxable as long-term capital gains; dividends from other sources are generally taxable as ordinary income. The Portfolios expect that substantially all of the dividends from the Portfolios will be taxable as ordinary income.

Dividends declared in October, November or December of any year and payable to holders of record on a specified date in such a month and paid by the Portfolio during January of the following year, will be deemed for federal income tax purposes to have been received by the Participation Certificate holders and paid by the Portfolio on December 31 of the year in which the dividend was declared.

When a holder of Participation Certificates sells, redeems or exchanges their Participation Certificates, it is generally considered a taxable event for the holder. Unless the Participation Certificate holder elects the simplified NAV method of accounting (discussed below), the holder will generally recognize gain or loss equal to the difference between the amount realized on the sale, redemption, or exchange and the holder’s basis in the Participation Certificates that were sold, redeemed, or exchanged. The gain or loss will generally be treated as a long-term capital gain or loss if the holder held their Participation Certificates for more than one year. If the holder held their Participation Certificates for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Because the Government Portfolio currently seeks to maintain a stable NAV of $1.00 per Participation Certificate, it is unlikely that a holder will have a capital gain or loss when the holder sells, redeems or exchanges their Participation Certificates. However, holders of Participation Certificates of the Money Market Portfolio may recognize a taxable gain or loss upon the sale, exchange or redemption of their Participation Certificates as a result of the Money Market Portfolio’s floating NAV. Each holder of Participation Certificates is responsible for any tax liabilities generated by their transactions.

If a holder of Participation Certificates elects to adopt the simplified NAV method of accounting, rather than computing gain or loss on every taxable disposition of Participation Certificates as described above, the holder would recognize gain or loss based on the aggregate value of their Participation Certificates of a Portfolio during the computation period. The holder’s gain or loss would generally equal (i) the aggregate fair market value of the holder’s Participation Certificates at the end of the computation period, (ii) minus the aggregate fair market value of the holder’s Participation Certificates at the end of the prior computation period, (iii) minus the holder’s “net investment” in the Portfolio for the computation period. A holder’s net investment is the aggregate cost of Participation Certificates purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of Participation Certificates during the same period. The computation period may be the holder’s taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss.  Investors in the Portfolios should consult their own tax advisor to determine if the NAV method is appropriate for their individual circumstances.

A liquidity fee imposed by the Money Market Portfolio will reduce the amount a Participation Certificate holder

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receives upon the redemption of their Participation Certificates and will decrease the amount of any capital gain or increase the amount of any capital loss a holder recognizes from such redemption. There is some degree of uncertainty with respect to the federal income tax treatment of liquidity fees received by a money market fund, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the Money Market Portfolio receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Portfolio at such time.

Each Portfolio is required in certain circumstances to apply backup withholding on all distributions and redemption proceeds paid to any holder of the Portfolio’s Participation Certificates who does not provide the Portfolio with their correct taxpayer identification number or who fails to make required certifications or who is otherwise subject to backup withholding. Backup withholding is not an additional tax.  Any amounts withheld may be credited against the holder’s federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

The foregoing discussion is only a brief summary of some of the federal income tax considerations generally affecting the Portfolios and holders of Participation Certificates. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or holders of Participation Certificates, and this discussion is not intended as a substitute for careful tax planning. Investors in the Portfolios should consult their tax advisors concerning their own tax situation.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Government Portfolio and the Money Market Portfolio for the periods indicated. Certain information reflects financial results for a single Participation Certificate. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the respective Portfolio (assuming reinvestment of all dividends and distributions). This information for the years ended December 31, 2018 and 2017 has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, and for the years ending December 31, 2016, 2015 and 2014 the information has been audited by the Fund’s former independent registered public accounting firm. Cohen & Company, Ltd.’s report, along with the financial statements of the Portfolios, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

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Government Portfolio

The table below sets forth selected financial data for a Government Portfolio Participation Certificate outstanding throughout each year presented.

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0177	0.0079	0.0022	0.0002	0.0001
Net Realized Gain (Loss) on Investments	— (1)	— (1)	—	—	—
Total From Investment Operations	0.0177	0.0079	0.0022	0.0002	0.0001

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.0177)	(0.0079)	(0.0022)	(0.0002)	(0.0001)
Total Dividends and Distributions	(0.0177)	(0.0079)	(0.0022)	(0.0002)	(0.0001)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	1.78%	0.79%	0.22%	0.02%	0.01%
Ratios/Supplemental Data:
Net Assets, End of Year (000)	$751,652	$707,980	$401,662	$102,110	$112,048
Ratio of Net Expenses to Average Net Assets (2)	0.10%	0.10%	0.10%	0.07%	0.05%
Ratio of Net Investment Income to Average Net Assets (3)	1.78%	0.81%	0.23%	0.02%	0.01%

(1)         Less than $0.0001 per share.

(2)         Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of total expenses to average net assets would have been 0.23%, 0.28%, 0.31%, 0.34% and 0.32% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(3)         Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of net investment income/(loss) to average net assets would have been 1.65%, 0.63%, 0.02%, (0.25%) and (0.26%) for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

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Money Market Portfolio

The table below sets forth selected financial data for a Money Market Portfolio Participation Certificate outstanding throughout each year presented.

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16*	Year Ended 12/31/15	Year Ended 12/31/14
Net Asset Value, Beginning of Year	$0.9998	$0.9999	$1.0000	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0191	0.0080	0.0030	0.0006	0.0003
Net Realized and Unrealized Gain (Loss) on Investments	— (1)	(0.0001)	0.0001	0.0001	—
Total From Investment Operations	0.0191	0.0079	0.0031	0.0007	0.0003

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.0191)	(0.0080)	(0.0032)	(0.0007)	(0.0003)
Total Dividends and Distributions	(0.0191)	(0.0080)	(0.0032)	(0.0007)	(0.0003)
Net Asset Value, End of Year	$0.9998	$0.9998	$0.9999	$1.00	$1.00
Total Return	1.93%	0.78%	0.32%	0.07%	0.03%
Ratios/Supplemental Data:
Net Assets, End of Year (000)	$267,625	$65,062	$37,470	$194,735	$539,276
Ratio of Net Expenses to Average Net Assets (2)	0.18%	0.18%	0.18%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets (3)	1.93%	0.88%	0.29%	0.05%	0.02%

*                 Beginning October 11, 2016, the Money Market Portfolio transacts at a floating NAV per share that uses four decimal-place precision.

(1)         Less than $0.0001 per share.

(2)         Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of total expenses to average net assets would have been 0.36%, 0.57%, 0.33%, 0.31% and 0.27% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(3)         Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of net investment income/(loss) to average net assets   would have been 1.75%, 0.49%, 0.14%, (0.08)% and (0.09)% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

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WHERE TO FIND MORE INFORMATION

The Statement of Additional Information relating to the Government Portfolio and the Money Market Portfolio (the “SAI”) includes additional information about the Portfolios. The SAI is incorporated by reference into and is legally part of this Prospectus. Additional information about the Portfolios’ investments is available in the Fund’s Annual and Semi-Annual Reports to Participation Certificate holders.

Investors can get free copies of the above-named documents, request other information about the Portfolios and the Fund, and make shareholder inquiries, by calling the Administrator at (800) 621-9215. The Fund makes available the Prospectus, SAI, and Annual and Semi-Annual Reports, free of charge, on the Fund’s website at www.pif.com.

Information about the Fund (including the SAI) is available on the SEC’s EDGAR database on the SEC’s Internet site at http://www.sec.gov.

The Fund’s Investment Company Act File No. is 811-04379.

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PLAN INVESTMENT FUND, INC.

GOVERNMENT PORTFOLIO (PIFXX)

MONEY MARKET PORTFOLIO (PIMXX)

Statement of Additional Information

April 30, 2019

TABLE OF CONTENTS

GENERAL INFORMATION	2
DESCRIPTION OF THE GOVERNMENT PORTFOLIO AND MONEY MARKET PORTFOLIO AND THEIR INVESTMENTS AND RISKS	2
INVESTMENT AND BORROWING LIMITATIONS	4
PORTFOLIO TRANSACTIONS	5
DISCLOSURE OF PORTFOLIO INFORMATION	6
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	7
NET ASSET VALUE	8
MANAGEMENT OF THE FUND	10
ADDITIONAL INFORMATION CONCERNING FEDERAL INCOME TAXES	21
DIVIDENDS	23
PERFORMANCE INFORMATION	23
ADDITIONAL DESCRIPTION CONCERNING VOTING OF PARTICIPATION CERTIFICATES	23
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	27
COUNSEL	27
MISCELLANEOUS	27
FINANCIAL STATEMENTS	27

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the current Prospectus of Plan Investment Fund, Inc. (the “Fund”) relating to the Government Portfolio and the Money Market Portfolio of the Fund (each, a “Portfolio” and collectively, the “Portfolios”), dated April 30, 2019, as it may from time to time be supplemented or revised (the “Prospectus”).  No investment in Participation Certificates of the Portfolios should be made without reading the Prospectus. The audited financial statements and notes thereto for the Fund contained in the Fund’s Annual Report are incorporated by reference into this SAI. Copies of the Prospectus and Annual and Semi-Annual Reports of the Fund may be obtained, without charge, by visiting the Fund’s website at www.pif.com or by calling the Fund’s administrator, BCS Financial Services Corporation (the “Administrator”), at (800) 621-9215.

GENERAL INFORMATION

Plan Investment Fund, Inc. is a Maryland corporation and was incorporated on August 6, 1985. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”).  The Fund offers Participation Certificates in, and consists of, two investment portfolios: Government Portfolio and Money Market Portfolio. The Government Portfolio commenced operations on June 1, 1995. The Money Market Portfolio commenced operations on March 11, 1987. The Government Portfolio and Money Market Portfolio are each a diversified series of the Fund.

DESCRIPTION OF THE GOVERNMENT PORTFOLIO AND MONEY MARKET PORTFOLIO

AND THEIR INVESTMENTS AND RISKS

Investment Objective

See the Prospectus for a description of the investment objectives, strategies, risks and policies of the Portfolios. The following discussion supplements such description and relates to principal investments as well as other investments of the Portfolios. The investment objective of a Portfolio may be changed by the Fund’s Board of Trustees (the “Board”) without approval of the Portfolio’s Participation Certificate holders. While there is no assurance that the Portfolios will achieve their investment objectives, they endeavor to do so by following the strategies and policies described in the Prospectus and this SAI.

The Government Portfolio is subject to Rule 35d-1 under the Investment Company Act, and will not change its investment policies required by that Rule without giving Participation Certificate holders (each a “Participant”) 60 days’ prior written notice.

Additional Information on Portfolio Instruments

Examples of the types of U.S. Government obligations that the Portfolios may hold include, in addition to U.S. Treasury bills, notes and bonds, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration and International Bank for Reconstruction and Development.

With respect to the repurchase agreements (“Repurchase Agreements”) described in the Prospectus, securities subject to Repurchase Agreements will be held by Bank of New York Mellon (“BNY Mellon”), J.P. Morgan or in the Federal Reserve/Treasury book-entry system. Repurchase Agreements are considered to be loans under the Investment Company Act. The Repurchase Agreements are collateralized by U.S. Government securities the market value of which, on a daily basis, including accrued interest, if any, is at least equal to 100% of the purchase price plus accrued interest under the Repurchase Agreements. The Portfolios will perfect their security interest in the collateral securing the Repurchase Agreements in accordance with U.S. Treasury Regulations and the applicable commercial transaction law of the state in which such collateral is located. If the seller defaults in its obligation to repurchase the underlying instrument, which in effect constitutes collateral for the seller’s obligation, at the price and time fixed in the Repurchase Agreement, the Portfolios might incur a loss if the value of the collateral declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolios may be delayed or limited. Each Portfolio will enter into Repurchase Agreements only with those banks and dealers determined by that Portfolio’s investment advisor to meet the Portfolio’s respective quality standards as established by the Board. These standards require an independent review by the Portfolio’s investment advisor of the operating history and financial condition of the sellers to evaluate their creditworthiness and the risk of their becoming involved in bankruptcy proceedings or otherwise impairing the quality of the Repurchase Agreement during its contemplated term. The investment advisor will monitor the creditworthiness of the seller during the life of a Repurchase Agreement.

With respect to the variable amount master demand notes (“VAMD Notes”) described in the Prospectus, the investment advisor will consider the earning power, cash flows and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, VAMD Notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

The Money Market Portfolio may also invest in collateralized mortgage obligations (“CMOs”), which are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the types of CMOs in which the Portfolio invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. The Portfolio may also invest in other asset-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets, such as trade receivables. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets are subject to prepayments, which shorten the securities’ weighted average life and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made.

The maturity of the instruments in which the Portfolios invest normally shall be deemed to be a period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. An instrument issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment date. An instrument, which has a demand feature that entitles the holder to receive the principal amount of such instrument from the issuer upon no more than seven days’ notice and which has a variable rate of interest may be deemed to have a maturity equal to the longer of the period remaining until the interest rate will be readjusted or the period remaining until the principal amount owed can be received through demand.  An instrument, which has a variable rate of interest, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. An instrument, which has a demand feature that entitles the holder to receive the principal amount of such instrument from the issuer upon no more than seven days’ notice and which has a floating rate of interest, may be deemed to have a maturity equal to the period of time remaining until the principal amount owed can be received from the issuer through demand.

As a result of unusual conditions, each Portfolio may depart from its principal investment strategies and adopt temporary defensive positions.  Each Portfolio may hold increased amounts of uninvested cash during such periods.  Uninvested cash reserves will not earn income.

Cyber Security Risk. With the increased use of technology and dependence on computer systems to perform necessary business functions, the Portfolios and their service providers may be exposed to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, unauthorized access to the service providers’ digital systems through hacking, physically accessing systems or data storage facilities, or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access to service providers’ digital systems, such as causing denial-of-service attacks on the service providers’ systems or web-sites that render them unavailable. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the service providers’ systems.

Cyber-attacks have the potential to interfere with the processing of Participation Certificate holder transactions, impact a Portfolio’s ability to calculate its net asset value (“NAV”), cause the release of private Participation Certificate holder information or confidential portfolio information, impede trading, cause reputational damage, and subject a Portfolio or its service providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, litigation costs, and/or additional compliance costs. A Portfolio and its service providers may also incur substantial costs for cyber security risk management in order to prevent future cyber security incidents. A Portfolio and its Participation Certificate holders could be negatively impacted as a result of the costs. Similar types of cyber security risks exist for issuers of securities or other instruments in which a fund invests.  Cyber-attacks could result in material adverse consequences for such issuers, and may cause a Portfolio’s investments therein to lose value.

INVESTMENT AND BORROWING LIMITATIONS

Below is a complete list of the Portfolios’ fundamental investment limitations that may not be changed without the affirmative vote of the holders of a “majority” of the outstanding Participation Certificates of the respective Portfolios (as defined herein under “Miscellaneous”).

The Portfolios may not:

1.                          Borrow money, except from commercial banks for temporary purposes, and then in amounts not in excess of 5% of the total assets of the respective Portfolio at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amount borrowed or 5% of the total assets of the respective Portfolio at the time of such borrowing. This borrowing provision applies to Reverse Repurchase Agreements whose proceeds are utilized to provide liquidity to meet redemption requests when liquidation of portfolio securities is considered disadvantageous. At no time shall the level of funds borrowed to meet redemption requests exceed 5% of the total assets of the respective Portfolio; the interest expenses associated with such credit arrangements will be charged to the income of the respective Portfolio; and any new cash flows must be applied to retiring such Portfolio borrowings.

2.                          Purchase any securities, which would cause 25% or more of the total assets of the respective Portfolio at the time of such purchase to be invested in the securities of issuers conducting their principal business activities in the same general industry. There is no limitation for the Portfolios with respect to investments in U.S. Government obligations or for the Money Market Portfolio in obligations of domestic branches of U.S. banks. (The Fund interprets “domestic branches of U.S. banks” for purposes of this investment limitation to include U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks.)

3.                          Purchase securities of any issuer, other than those issued or guaranteed by the U.S. Government, Federal agencies and government-sponsored corporations, if immediately after such purchase more than 5% of the total assets of the respective Portfolio would be invested in such issuer; except that up to 100% of the total assets of the Government Portfolio and the Money Market Portfolio may be invested in Repurchase Agreements with maturities not greater than seven days without regard to this 5% limitation.

4.                          Purchase securities, if immediately after such purchase more than 5% of the total assets of the respective Portfolio would be invested in securities which are illiquid, including Repurchase Agreements with maturities greater than seven days and VAMD Notes with greater than seven days’ notice required for sale.

5.                          Make loans, except that each Portfolio may purchase or hold debt instruments, and may enter into Repurchase Agreements, in accordance with its investment objectives and policies.

6.                          Purchase securities issued by Health Plans Capital Service Corporation.

7.                          Purchase or sell commodities or commodity contracts, including futures contracts, or invest in oil, gas or mineral exploration or development programs.

8.                          Acquire voting securities of any issuer or acquire securities of other investment companies.

9.                          Purchase or sell real estate. (However, each Portfolio may purchase bonds and commercial paper issued by companies, which invest in real estate or interests therein.)

10.                   Purchase securities on margin, make short sales of securities or maintain a short position.

11.                   Act as an underwriter of securities.

12.                   Issue senior securities, except to the extent that certain investment policies related to Reverse Repurchase Agreements discussed herein and in the Prospectus may be deemed to involve the issuance of senior securities within the meaning of the Investment Company Act.

The following non-fundamental investment limitations are applicable to the Government Portfolio only. These limitations can be changed by the Board, but the change will only be effective after prior written notice is provided to the Government Portfolio’s Participation Certificate holders.

1. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such obligations.

2.  The Portfolio seeks to invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such obligations or cash.

Additional Information Regarding Investment Limitations.  Regarding fundamental investment limitation #6 above, Health Plans Capital Service Corporation was part of Blue Cross Blue Shield Association and served as the Fund’s administrator prior to BCS Financial Services Corporation. Health Plans Capital Service Corporation no longer exists.

PORTFOLIO TRANSACTIONS

Subject to the general oversight of the Board, BlackRock Advisors, LLC (“BALLC” or the “Investment Advisor”) is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolios.  Purchases and sales of securities for each Portfolio usually are principal transactions. The Investment Advisor normally purchases securities on behalf of the Portfolios directly from the issuer or from an underwriter or market maker of the securities. The Portfolios typically do not pay brokerage commissions for such purchases. Purchases from dealers serving as market makers may include the spread between the bid and asked prices. While the Investment Advisor intends to seek the best price and execution for portfolio transactions on an overall basis, the Fund may not necessarily pay the lowest spread or commission available on each transaction.

The Investment Advisor seeks to use dealers it believes to be actively and effectively trading the securities being purchased or sold.  The Investment Advisor will not pay a higher spread or commission in recognition of research or other services provided by a dealer.  During the Fund’s three most recently completed fiscal years none of the brokers utilized to carry out transactions for the Portfolios were affiliated with the Fund.

The Investment Advisor of each Portfolio makes investment decisions for such Portfolio independently from those for the other investment companies advised by the Investment Advisor. It may happen, on occasion, that the same security is held in one or more of such other investment companies. Simultaneous transactions are likely when the same investment advisor advises several investment companies, particularly when a security is suitable for the investment objectives of more than one of such investment companies. When two or more investment companies advised by the Investment Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective investment companies, both as to amount and price, in accordance with a method deemed equitable to each investment company by the Investment Advisor. In some cases this system may adversely affect the price paid or received by a Portfolio or the size of the security position obtainable or sold for a Portfolio.

The Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into Repurchase Agreements or Reverse Repurchase Agreements with, BALLC or any affiliates, officers or employees of BALLC.

On December 31, 2018, the Portfolios owned securities of regular broker dealers or their parents as indicated below.

Government Portfolio

Broker Dealer	Value of Securities Owned(1)

Bank of Montreal	$62,000,000
BNP Paribas Securities Corp.	$50,000,000
TD Securities (USA), LLC	$45,000,000
The Bank of Nova Scotia	$28,000,000
HSBC Securities (USA), Inc.	$50,000,000
Goldman Sachs & Co.	$20,000,000
MUFG Securities Americas Inc.	$10,000,000

Money Market Portfolio

Broker Dealer	Value of Securities Owned(1)

TD Securities (USA), LLC	$20,000,000
HSBC Securities (USA), Inc.	$9,499,992
BNP Paribas Securities Corp.	$9,499,523
Skandinaviska Enskilda Banken AB	$7,000,000
Credit Agricole Securities (USA) Inc.	$4,100,000
Citigroup Global Markets Inc.	$1,499,992
JP Morgan Securities LLC	$998,006

During the previous three fiscal years, the Portfolios have paid $0 in brokerage commissions.

DISCLOSURE OF PORTFOLIO INFORMATION

The Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Fund. The policies and procedures provide that the Portfolios and the Investment Advisor, Administrator, service agent, custodian, transfer agent and distributor will only release information about a Portfolio’s holdings under the following circumstances:

•                              Information which has previously been made public may be freely released.

•                              Government and/or regulatory entities, such as the SEC or a court of law, may review the portfolio holdings.

(1)  Values are approximate.

•                              Portfolio holdings may be reviewed by third parties for legitimate business reasons, subject to additional requirements, including approval by the Fund’s Chief Compliance Officer (“CCO”) or the CCO’s designee and a confidentiality agreement that includes an agreement not to use the information obtained for trading purposes.

•                              The Fund will publicly disclose its portfolio holdings as required in accordance with SEC Forms N-CSR, N-PORT, N-MFP or other applicable SEC forms. In addition, the Fund will disclose its portfolio holdings on its website at www.pif.com at such intervals and to such extent as the Fund shall determine and as required by applicable SEC rules.

Except as set forth above, the policies and procedures do not apply differently to different categories of persons. In considering a request for disclosure of Portfolio holdings information, the CCO or their designee will consider whether the requesting third party has a legitimate purpose for reviewing the portfolio holdings and whether such disclosure poses any material risk. In connection with the review, the CCO or their designee will consider any possible conflicts of interest that may arise in connection with such requested disclosure. The Fund’s CCO is required to notify the Board of new third parties approved to receive portfolio holdings information pursuant to the procedures at the next meeting of the Board.

The Fund does not have any policies or procedures with respect to the receipt of compensation or other consideration by the Fund, an investment advisor, or any other party in connection with the disclosure of information about portfolio securities.

Ongoing Arrangements.  The Fund has ongoing arrangements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

•                              The Board and, if necessary, the Fund’s counsel

•                              The Fund’s custodian

•                              The Fund’s Administrator and its parent company

•                              The Fund’s independent registered public accounting firm

•                              The Fund’s distributor

•                              Foreside Fund Officer Services, LLC

•                              Foreside Management Services, LLC

•                              Standard & Poor’s (S&P)

•                              Bloomberg, LP

With respect to each such arrangement, the Fund has a legitimate business purpose for the release of portfolio holdings information.  The release of the information is subject to approval of the executive officers of the Fund and confidential treatment to prohibit the entity from sharing the information provided with unauthorized persons.  The Fund, BALLC, and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

Information concerning the Schedule of Investments of the Government Portfolio and the Money Market Portfolio is available on the Fund’s website, at www.pif.com. A complete listing of the Portfolios’ holdings as of the end of each month is posted on the website no earlier than 5 business days following the end of such month and remains posted on the website for six months thereafter.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Under the Investment Company Act, the Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds (i) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said exchange is restricted (trading shall be deemed restricted as determined by the SEC by rules and regulations), or (ii) for any period during which an emergency exists (an emergency shall be deemed to exist as determined by the SEC by rules and regulations) as a result of which disposal or valuation of portfolio securities is not reasonably practical, or for such other periods as the SEC, or any successor governmental authority, may by order permit for the protection of Participation Certificate holders of the Portfolios. (The Fund may also suspend or postpone the recording of the transfer of its Participation Certificates by the transfer agent upon the occurrence of any of the foregoing conditions.)

If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other property; investors will incur expenses in disposing of redemption proceeds which are paid in this manner. The Fund has elected to commit itself to pay all redemption proceeds in cash up to the lesser of $250,000 or 1% of the respective Portfolio’s NAV for any Participation Certificate holder within a 90 day period pursuant to a notification of election filed with the SEC under, and in accordance with the guidelines set forth in, Rule 18f-1 under the Investment Company Act. (See “Net Asset Value” below for an example of when such redemption or form of payment might be appropriate.) Redemptions in-kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Special Limitations Affecting Redemptions of the Money Market Portfolio

As discussed in the Prospectus, the SEC has implemented a number of requirements, permitting liquidity fees and temporary redemption gates, for institutional prime money market funds based on the amount of a portfolio’s assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature, or are subject to a demand feature that is exercisable and payable within five business days. Please refer to the Prospectus for additional information regarding these liquidity fees and temporary redemption gates which could impact your redemption of the Money Market Portfolio’s Participation Certificates.

Transfer Payments

A Participant investing in the Government Portfolio or the Money Market Portfolio may direct that payment upon redemption of Participation Certificates in the Portfolio be used to purchase Participation Certificates of the Government Portfolio or the Money Market Portfolio for another Participant by a transfer of the redeemed Participation Certificates to the second Participant.  Such a transfer is made by a redemption and simultaneous purchase in the name of the second Participant. A Participant may not request a transfer from its Government Portfolio or its Money Market Portfolio account in a dollar amount greater than the dollar amount held in such investor’s account on the business day prior to the date of such request. Such transfers may be effected at any time prior to 3:00 P.M. (Eastern Time). There is no limit on the number of transfers that a Participant can place in any one day, nor on the total number of such transfers by all Participants per day.

NET ASSET VALUE

The Fund calculates the NAV per Participation Certificate of each Portfolio by dividing the total value of the assets belonging to each Portfolio, less the value of any liabilities charged to that Portfolio, by the total number of outstanding Participation Certificates of that Portfolio.

For the Government Portfolio:

The Government Portfolio intends to operate as a “government money market fund” in accordance with Rule 2a-7 under the Investment Company Act (“Rule 2a-7”) and uses the amortized cost method of valuation to value its portfolio holdings for purposes of calculating the Portfolio’s NAV.

See “Use of Amortized Cost” below for additional information regarding this method.

For the Money Market Portfolio:

In calculating its NAV, the Money Market Portfolio values its holdings in accordance with valuation policies and procedures adopted by the Board, generally utilizing last available bid prices, market quotations, or price evaluations provided by a Board-approved independent pricing service. The Money Market Portfolio may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the New York Stock Exchange. The values of such securities used in computing the NAV of the Money Market Portfolio’s Participation Certificates are determined as of such times.

When valuations are not readily available or are not deemed reliable, a security will be priced at its fair value as determined pursuant to procedures approved and overseen by the Board. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Money Market Portfolio’s NAV.

The Money Market Portfolio has been designated an institutional prime money market fund, which means that the NAV of the Money Market Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s portfolio securities.

Use of Amortized Cost

Under the amortized cost valuation method, an investment is valued initially at its cost. The Portfolio then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Portfolio adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment’s cost each day. The Portfolio uses this adjusted cost to value the investment.

In response to SEC guidance that funds may only use the amortized cost method to value a portfolio security with a remaining maturity of 60 days or less when the fund can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation, the Board has adopted certain procedures to perform a comparison between the amortized cost price and the shadow price of a portfolio security for which amortized cost is used to value the security in order to ensure that amortized cost is used to value the security only where it is “approximately the same” as the security’s market based value. If the shadow price of such security is not approximately the same as the amortized cost price, generally the shadow price of the security will be used, unless otherwise permitted under the procedures. This determination is made only on an individual security basis. Shadow prices for individual securities are generally provided by an independent pricing service unless otherwise authorized by the procedures approved by the Board.

Investors should also be aware that although procedures exist which are intended to reduce the volatility of each Portfolio’s NAV per Participation Certificate, the value of the underlying assets of each Portfolio will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolios. The market value of the obligations in the Portfolios can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the Portfolios’ yields may tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolios’ yields may tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolios from the continuous sale of their Participation Certificates will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolios’ holdings, thereby reducing the Portfolios’ current yields. In periods of rising interest rates, the opposite can be expected to occur.

MANAGEMENT OF THE FUND

Trustees and Officers

The Trustees and Officers of the Fund, along with certain information concerning each of them, are as follows:

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years
Nicholas G. Chiarello 4705 University Dr. Durham, NC 27707 Age 41	Trustee	Indefinite, since 2018	2014 to Present — Director of Investments and Assistant Treasurer, Blue Cross and Blue Shield of North Carolina	Two	None

Sandra M. Clarke 50 Beale Street San Francisco, CA 94105 Age: 50	Trustee	Indefinite, since 2019(1)	2018 to Present — Senior Vice President and Chief Financial Officer, Blue Shield of California 2014 to 2018 — Regional Chief Financial Officer, Daiichi Sankyo, Inc.	Two	None

William A. Coats 4800 Deerwood Campus Parkway, Building 100 Jacksonville, FL 32246 Age 64	Trustee	Indefinite, since 2018	2014 to Present — Vice President, Treasurer and Chief Investment Officer of GuideWell and Blue Cross and Blue Shield of Florida	Two	None

W. Dennis Cronin 120 Fifth Avenue, Suite 911 Pittsburgh, PA 15222 Age 52	Trustee	Indefinite, since 2015	2014 to Present — Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer, Highmark Health	Two	None

John F. Giblin 1 Cameron Hill Circle Chattanooga, TN 37402 Age 62	Trustee	Indefinite, since 2015	2014 to Present — Executive Vice President and Chief Financial Officer, BlueCross BlueShield of Tennessee, Inc.	Two	None

Diane G. Gore 4000 House Avenue Cheyenne, WY 82001 Age 56	Trustee	Indefinite, since 2018	2017 to Present — Chief Operating Officer, and from 2014 to 2017 — Chief Financial Officer and Treasurer, Blue Cross Blue Shield of Wyoming	Two	None

(1)          Less than one year.

Independent Trustees Continued

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years
Robert J. Kolodgy 225 N. Michigan Ave. Chicago, IL 60601 Age 61	Chairman Trustee	Indefinite, since 2014; Indefinite, since 2010

2016 to Present — Executive Vice President and Chief Financial Officer, and from 2014 to 2016 - Senior Vice President of Financial Services and Government Programs and Chief Financial Officer, Blue Cross Blue Shield Association

				Two	None

Gina L. Marting 818 Keeaumoku Street Honolulu, HI 96814 Age 58	Trustee	Indefinite, since 2018

2017 to Present — Senior Vice President, Chief Financial Officer and Treasurer, and from 2014 to 2017 — Senior Vice President, Accounting & Finance and Assistant Treasurer, Hawaii Medical Service Association (HMSA)

				Two	None

Carl R. McDonald 300 East Randolph Street, 39th Floor Chicago, IL 60601 Age 41	Trustee	Indefinite, since 2017

2015 to Present — Divisional Senior Vice President - Treasury, Investments & Corporate Development, Health Care Service Corporation (HCSC) (Blue Cross and Blue Shield of Illinois, Montana, New Mexico, Oklahoma and Texas)

2014 to 2015 — Director, Citi Investment Research

				Two	None

Michael J. Mizeur 2501 Faraway Drive Columbia, SC 29223 Age 49	Trustee	Indefinite, since 2016	2014 to Present — Executive Vice President, Chief Financial Officer and Treasurer, BlueCross BlueShield of South Carolina	Two	None

Vincent P. Price 100 SW Market Street Portland, OR 97201 Age 56	Trustee	Indefinite, since 2012	2014 to Present — Executive Vice President and Chief Financial Officer, Cambia Health Solutions, Inc.	Two	Director, Barrett Business Services, Inc. (since 2017)

Cynthia M. Vice 450 Riverchase Parkway Birmingham, AL 35242 Age 59	Trustee	Indefinite, since 2009	2014 to Present — Senior Vice President, Chief Financial Officer and Treasurer, Blue Cross and Blue Shield of Alabama	Two	None

Independent Trustees Continued

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years
T. Ralph Woodard, Jr. 3000 E. Pine Avenue Meridian, ID 83642 Age 52	Trustee	Indefinite, since 2018

2017 to Present — Executive Vice President and Chief Financial Officer, Blue Cross of Idaho Health Service, Inc.

2014 to 2016 — Vice President, Treasurer and Chief Risk Officer, BlueCross BlueShield of Tennessee, Inc.

				Two	None

Executive Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Susan A. Pickar 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 50	President and Chief Executive Officer	since 2014	2015 to Present — Chief Financial Officer and Treasurer, BCS Financial Corporation 2014 to 2015 — Senior Vice President of Finance and Treasurer, BCS Financial Corporation

Ann F. Frolik 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 52	Secretary	since 2018	2018 to Present — Deputy General Counsel, and from 2015 to 2018 — Associate Counsel, BCS Financial Corporation 2014 to 2015 — Attorney, R. Frolik, Inc.

Alexander D. Hudson 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 35	Chief Operating Officer and Anti-Money Laundering Officer	since 2015	2017 to Present — Vice President, Investment Services and Treasury, BCS Financial Corporation 2014 to 2017 — Director, Investment Services, BCS Financial Corporation

Kenneth A. Kalina Three Canal Plaza, Suite 200 Portland, ME 04101 Age 59	Chief Compliance Officer	since 2017	2017 to Present — Director and Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC 2014 to 2017 — Chief Compliance Officer, Henderson Global Funds

Christopher W. Roleke 10 High Street, Suite 302 Boston, MA 02110 Age 47	Treasurer	since 2015	2014 to Present — Managing Director and Fund Principal Financial Officer, Foreside Management Services, LLC

(1)         Term of office is one year.

Leadership Structure and Board of Trustees

The business and affairs of the Fund are managed under the direction of the Board. The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board has established two standing committees, an Audit Committee and a Nominating Committee, which are discussed in greater detail below under “Committees of the Board of Trustees.” The Board is entirely comprised of Trustees, each of whom is not an “interested person” (as defined in the Investment Company Act) of the Fund (an “Independent Trustee”).  As of the date of this SAI, there are 13 members serving on the Board, including the Chairman of the Board (each a “Trustee”). The Chairman presides at meetings of the Board and at meetings of Participation Certificate holders. The Chairman, Robert Kolodgy, is an Independent Trustee. The Board exercises risk oversight of the Fund through receiving and reviewing compliance reports from, and making inquiries of, the Administrator and the Investment Advisor. These reports are prepared monthly and provided to the Board on a periodic basis. The Board also exercises risk oversight by receiving and reviewing reports at regular Board meetings, including an annual report from the CCO and by making inquiries of and having meetings with the CCO.  In light of the general characteristics of the Fund, including the number of series, the nature of the Fund’s investments and the historical relationship between the Fund and BALLC, the Board has developed a governance structure that festers the type of meaningful dialogue between BALLC and the Independent Trustees and results in the cooperation between the two.

The following is a brief discussion of the experiences and qualifications that led to the conclusion, as of the date of this SAI, that each current Board member should serve as a Trustee. The information provided below, and in the table above, is not all-inclusive.

Nicholas G. Chiarello has held senior financial management positions, including currently serving as Director of Investments and Assistant Treasurer of Blue Cross and Blue Shield of North Carolina. Mr. Chiarello previously served as Treasury Director.  This experience has led the Fund to conclude that Mr. Chiarello is well qualified to serve as Trustee of the Fund.

Sandra M. Clarke has held senior financial management positions, including currently serving as Senior Vice President and Chief Financial Officer of Blue Shield of California.  This experience has led the Fund to conclude that Ms. Clarke is well qualified to serve as Trustee of the Fund.

William A. Coats has held senior financial management positions, including currently serving as Vice President, Treasurer and Chief Investment Officer of Guidewell and Blue Cross and Blue Shield of Florida.  This experience has led the Fund to conclude that Mr. Coats is well qualified to serve as Trustee of the Fund.

W. Dennis Cronin has held senior financial management positions, including currently serving as Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer of Highmark Health. This experience has led the Fund to conclude that Mr. Cronin is well qualified to serve as Trustee of the Fund.

John F. Giblin has held senior financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of BlueCross BlueShield of Tennessee, Inc. This experience has led the Fund to conclude that Mr. Giblin is well qualified to serve as Trustee of the Fund.

Diane G. Gore has held senior financial management positions, including currently servicing as Chief Operating Officer of Blue Cross Blue Shield of Wyoming. This experience has led the Fund to conclude that Ms. Gore is well qualified to serve as Trustee of the Fund.

Robert J. Kolodgy has held senior financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of Blue Cross Blue Shield Association. Mr. Kolodgy previously served as

Senior Vice President of Financial Services and Government Programs. This experience has led the Fund to conclude that Mr. Kolodgy is well qualified to serve as Trustee of the Fund.

Carl R. McDonald has held senior financial management positions, including currently serving as Divisional Senior Vice President — Treasury, Investments and Corporate Development of Health Care Service Corporation. This experience has led the Fund to conclude that Mr. McDonald is well qualified to serve as Trustee of the Fund.

Gina L. Marting has held senior financial management positions, including currently serving as Senior Vice President, Chief Financial Officer and Treasurer of Hawaii Medical Service Association. This experience has led the Fund to conclude that Ms. Marting is well qualified to serve as Trustee of the Fund.

Michael J. Mizeur has held senior financial management positions, including currently serving as Executive Vice President, Chief Financial Officer and Treasurer of BlueCross BlueShield of South Carolina. This experience has led the Fund to conclude that Mr. Mizeur is well qualified to serve as Trustee of the Fund.

Vincent P. Price has held senior financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of Cambia Health Solutions, Inc. This experience has led the Fund to conclude that Mr. Price is well qualified to serve as Trustee of the Fund.

Cynthia M. Vice has held senior financial management positions, including currently serving as Senior Vice President, Chief Financial Officer and Treasurer of Blue Cross and Blue Shield of Alabama. This experience has led the Fund to conclude that Ms. Vice is well qualified to serve as Trustee of the Fund.

T. Ralph Woodard, Jr. has held senior financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of Blue Cross of Idaho Health Service, Inc.  Mr. Woodard previously served as Vice President, Treasurer and Chief Risk Officer of BlueCross BlueShield of Tennessee, Inc., as well as Controller and Chief Accounting Officer. This experience has led the Fund to conclude that Mr. Woodard is well qualified to serve as Trustee of the Fund.

The Fund has concluded that the interests of the Fund and its Participation Certificate holders are served by having Trustees who have long-term experience as Trustees of the Fund, as well as highly experienced Trustees with shorter Fund tenures, who may bring new perspectives to management of the Fund. The Fund also has concluded that its leadership structure, in which all or most of the Trustees are or have been affiliated with investors or potential investors in the Fund, aligns the interests of the Trustees with the interests of such investors with respect to risk oversight of the Fund and other matters. While the current Trustees all have investment experience and skills and financial management experience and skills, future Trustees may have additional or different experience and skills.

The discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board or any Trustee as having any special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the Board of Trustees by reason thereof.

Committees of the Board of Trustees

The Board has a standing Audit Committee and a standing Nominating Committee.

Audit Committee

The purpose of the Audit Committee is to assist the Board in fulfilling its governance responsibilities by, among other things, taking the following actions:

1.              Make recommendations to the Board of Trustees concerning the appointment, retention and compensation of the independent auditors;

2.              Inquire whether management has maintained the reliability and integrity of Fund policies and financial reporting and disclosure practices;

3.              Inquire whether management has established and maintained processes to assure that an adequate system of internal control is functioning;

4.              Inquire whether management has established and maintained processes to assure compliance by the Fund in all material respects with all applicable laws, regulations, policies and codes;

5.              Review Fund risk management oversight by discussing with management major risk exposures and management’s plans to monitor and control such risk exposures;

6.              Inquire about and evaluate the performance and qualifications of financial management and the independent auditors;

7.              Address reports from attorneys and auditors of possible breaches of federal or state laws or fiduciary duties that relate to accounting, internal accounting controls or auditing matters;

8.              Encourage and foster open communication among management, the independent auditors and the Board of Trustees; and

9.              Develop, establish and periodically review procedures for: (i) the receipt, retention and treatment of complaints received by the Fund regarding the Fund’s accounting, internal accounting controls or auditing matters (“Accounting Matters”) as well as information concerning the daily operations of the Fund (“Operational Matters”); and (ii) the confidential, anonymous submission by officers of the Fund or employees of its service providers of concerns regarding questionable practices or decisions with respect to any Accounting Matters or Operational Matters.

The Audit Committee is responsible for identifying and recommending for approval by the Board the independent auditors to audit the Fund’s financial statements, reviewing the auditor’s fees, reviewing and approving the scope of the audit and pre-approving certain audit and non-audit services to be provided to the Fund, and in certain cases, non-audit services provided to the Fund’s investment advisors and certain affiliated parties. The members of the Audit Committee are William A. Coats, Diane G. Gore, Gina L. Marting, Michael J. Mizeur and Vincent P. Price. The Audit Committee met on two occasions during the Fund’s most recent fiscal year. No member of the Audit Committee is an interested person of the Fund.

Nominating Committee

The purpose of the Fund’s Nominating Committee is to gather information and make recommendations to the Board of nominees for election as Trustees of the Fund. The members of the Nominating Committee are Nicholas G. Chiarello, John F. Giblin, Robert J. Kolodgy, Cynthia M. Vice and T. Ralph Woodard, Jr. The Nominating Committee met on three occasions during the Fund’s most recent fiscal year. No member of the Nominating Committee is an interested person of the Fund.

The Nominating Committee will consider Participation Certificate holders’ recommendations of potential nominees for election as Trustees. Recommendations of potential nominees for election at a meeting of Participation Certificate holders should be submitted in writing to the Fund at its principal office.

Ownership of Securities

As of December 31, 2018, none of the Fund’s Trustees had “beneficial ownership” (as such term is defined by Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of equity securities in the Fund or any registered investment companies overseen by the Trustee within the same family of investment companies as the Fund.

As of March 31, 2019, the Trustees and Officers of the Fund, as a group, did not own more than 1% of the outstanding Participation Certificates of any Portfolio.

As of December 31, 2018, none of the Fund’s Trustees who are not interested persons of the Fund or their immediate family members were record owners or “beneficial owners” (as such term is defined by Rule 13d-3 or Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of securities of an investment advisor or principal underwriter of the Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

Compensation Information

Trustees who are not employed by Blue Cross entities are paid $500 for participation in each regular meeting and $150 for participation in each telephonic meeting. The Fund does not pay any compensation to other Trustees or to its Officers for acting in such capacities. For the fiscal year ended December 31, 2018, all Trustees were employed by Blue Cross entities and, as a result, the Fund did not pay any compensation to, or accrue any retirement benefits for, any of its Trustees or Officers during the fiscal year. The Fund reimburses its Trustees for out-of-pocket expenses related to attending meetings. For the year ended December 31, 2018, a total of $23,024 was paid by the Fund for Trustee meeting expenses. No director, officer or employee of BALLC, BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon Investment Servicing”), BNY Mellon or Foreside Fund Services, LLC is eligible to serve as a Trustee or Officer of the Fund. The Trustees and Officers of the Fund in their individual capacities own none, and cannot own any, of the Fund’s Participation Certificates.

Investment Advisor and Service Agent

The services BALLC provides as investment advisor are described briefly in the Prospectus.   BALLC supervises the sales of portfolio securities, and places orders for such transactions. As service agent for the Portfolios, BALLC maintains financial and other books and records, including appropriate journals and ledgers, verifies trade tickets, calculates weighted average maturity, dividends and yields, prepares unaudited financial statements, prepares or assists in the preparation of regulatory filings, computes NAV and the market value of assets of the Portfolios, prepares reports for the Board and performs related administrative services. BALLC agrees to abide by applicable legal requirements in providing these services. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing.

BALLC is a Delaware limited liability company and an indirect, wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc., through its subsidiaries and divisions, provides (i) investment management services to individuals and institutional investors through separate account management, non-discretionary advisory programs and commingled investment vehicles; (ii) risk management services, investment accounting and trade processing tools; (iii) transition management services, and (iv) securities lending services.

For the services provided and expenses assumed by it with respect to the Government Portfolio and the Money Market Portfolio, BALLC is entitled to receive an annual fee, computed daily and payable monthly, at the following annual percentages of each Portfolio’s net assets:

Annual Fee	Each Portfolio’s Average Annual Net Assets
0.20%	of the first $250 million
0.15%	of the next $250 million
0.12%	of the next $250 million
0.10%	of the next $250 million
0.08%	of amounts in excess
of $1 billion.

The tables below provide the fees earned by BALLC, as Investment Advisor and service agent, with respect to the Portfolio indicated for the fiscal years ended December 31. Each table also provides the fees waived and/or operating expenses reimbursed by BALLC, with respect to the Portfolio, pursuant to fee waiver and expense reimbursement agreements as described in more detail below under “Fee Waivers and Expense Reimbursement.”

For the Government Portfolio:

	2018	2017	2016
Advisory and Service Agent Fees Earned	$1,309,061	$897,951	$270,231
(Fees Waived and Expenses Reimbursed)	$(920,526)	$(734,422)	$(235,959)
Total Fees Paid by Portfolio to BALLC	$388,535	$163,529	$34,272

For the Money Market Portfolio:

	2018	2017	2016
Advisory and Service Agent Fees Earned	$312,148	$63,026	$480,097
(Fees Waived and Expenses Reimbursed)	$(265,631)	$(63,009)	$(361,540)
Total Fees Paid by Portfolio to BALLC	$46,517	$17	$118,557

Custodian and Transfer Agent

BNY Mellon acts as custodian of the Fund’s assets. BNY Mellon earns fees from each Portfolio for serving in this capacity. BNY Mellon has its principal offices at One Wall Street, New York, NY 10286. As custodian, BNY Mellon, among other things, collects income of and payments to each Portfolio; consents and other authorizations for each Portfolio delivers, releases and exchanges securities held for each Portfolio when necessary; makes payments of cash to, or for the account of, each Portfolio for the purchase of portfolio securities for,  the redemption of Participation Certificates, and the payment of interest, dividends, taxes and management fees; and furnishes each Portfolio with various confirmations, summaries and reports. BNY Mellon is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that BNY Mellon remain responsible for the performance of its duties under the Custodian Agreement and hold the Fund harmless for the acts and omissions of any bank or trust company serving as sub-custodian. For the services provided and expenses assumed by BNY Mellon as custodian, BNY Mellon is entitled to receive a fee, computed daily and payable monthly, from each Portfolio at the annual rates below, subject to an annual minimum of $25,000 per Portfolio, excluding global fees, transaction charges and out-of-pocket expenses.

Annual Fee	Portfolio’s Average Annual Gross Assets
0.009%	of the first $500 million
0.008%	of amounts in excess of $500 million

BNY Mellon Investment Servicing has been retained to act as transfer agent for the Portfolios.  BNY Mellon Investment Servicing has its principal business address at 301 Bellevue Parkway, Wilmington, Delaware 19809.  As transfer agent, BNY Mellon Investment Servicing, among other things, issues and redeems Participation Certificates, processes dividends, prepares various communications to Participation Certificate holders, answers correspondence from Participation Certificate holders, keeps records of the accounts of each Participation Certificate holder and prepares and submits various reports to the Fund. For the services provided and expenses assumed by BNY Mellon Investment Servicing as transfer agent for the Portfolios, BNY Mellon Investment Servicing is entitled to receive a fee, computed daily and payable monthly, equal to $15.00 per master account and sub-account per Portfolio per year, and fees will not be prorated. Any part of a month for which services are provided will be billed as a full month, plus $1.00 for each master account purchase or redemption transaction, plus $5.00 for each outgoing wire of Federal funds, provided that the minimum annual fee payable to BNY Mellon shall be $5,000 per Portfolio, excluding out-of-pocket expenses and miscellaneous fees. Additional fees apply to the Money Market Portfolio as a result of having three NAV strikes daily. The additional fee is based on assets in the Money Market Portfolio. When assets are between $0 - $500,000,000, the fee is $30,000 annually.  Between $500,000,001 - $1,000,000,000, the fee is $40,000 annually, and assets above $1,000,000,001 are assessed an additional fee of $70,000 annually. In the event of the Board imposing a liquidity fee or redemption gate, an intraday imposition will result in a fee of $50,000 and an end of day or beginning of day imposition will result in a fee of $25,000.

Distributor

Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as the principal underwriter) of the Participation Certificates of the Fund.  The Distributor is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  The Distributor is not affiliated with the Fund or any of its service providers, except that Foreside Fund Officer Services, LLC provides compliance services to the Fund as described herein under “Compliance Services” and Foreside Management Services, LLC provides the Fund’s principal financial officer as described under “Foreside Management Services, LLC.”  Each of the Distributor, Foreside Fund Officer Services, LLC and Foreside Management Services, LLC are wholly-owned subsidiaries of Foreside Financial Group, LLC.

Under a Distribution Agreement with the Fund dated as of May 31, 2017 (the “Distribution Agreement”), during the continuous public offering of the Participation Certificates of the Fund, the Distributor shall use commercially reasonable efforts to assist with the distribution and sale of the Fund’s Participation Certificates.  The Distributor continually distributes Participation Certificates of the Fund on a best efforts basis.  The Distributor has no obligation to sell any specific quantity of Fund Participation Certificates. The Distributor and its Officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund.

The Distributor does not receive compensation from the Fund for its distribution services.  Fees for the Distributor’s distribution services to the Fund are paid by the Administrator.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees of the Fund or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the Investment Company Act) of any such party.  The Distribution Agreement is terminable without penalty by the Fund or the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the Investment Company Act).

In February of 2017, Lovell Minnick Partners, LLC, a private equity firm specializing in financial and related business services companies, announced the signing of a definitive agreement to acquire a majority stake in Foreside Financial Group, LLC, the parent company of the Distributor (the “Transaction”).  The Transaction closed on May 31, 2017. Because the closing of the Transaction may be construed as a change of control of the Distributor and would thereby constitute an assignment of the Fund’s prior Distribution Agreement dated January 7, 2014 with the Distributor under the Investment Company Act, thus resulting in the automatic termination of the Fund’s Distribution Agreement, the Board, including the Independent Trustees approved the current Distribution Agreement between the Fund and the Distributor, under substantially the same terms as the Fund’s prior Distribution Agreement, which took effect upon the closing of the Transaction.

Compliance Services

Under a Fund Chief Compliance Officer Agreement (the “Compliance Agreement”) with the Fund and Foreside Fund Officer Services, LLC (“FFOS”), FFOS provides compliance services (the “Compliance Services”) to the Fund by making available a senior compliance professional who serves as Chief Compliance Officer to the Fund (previously defined as the “CCO”).  FFOS receives a fee from the Fund for the Compliance Services provided, which is paid monthly in arrears.  The Compliance Agreement continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board or by FFOS on 60 days written notice to the other party.

Under the Compliance Agreement, FFOS and certain related parties (such as FFOS’s officers and persons who control FFOS) are not liable to the Fund or its Participation Certificate holders for, and are indemnified by the Fund against any and all claims and expenses related to, any act or omission, except for willful misfeasance, bad faith, or gross negligence in the performance of FFOS’s duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Foreside Management Services, LLC

Pursuant to a Fund CFO/Treasurer Agreement with the Fund that was executed on June 22, 2015, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides Fund Treasurer and Principal Financial Officer Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Administrator

BCS Financial Services Corporation (previously defined as the “Administrator”), a wholly-owned subsidiary of BCS Financial Corporation, which has its principal office at 2 Mid America Plaza, Suite 200, Oakbrook Terrace, Illinois 60181, serves as the Fund’s Administrator. The Administrator is owned by the Licensees.  Ms. Pickar, Ms. Frolik and Mr. Hudson, Officers of the Fund, are employed by BCS Financial Corporation. As described below, the Fund compensates the Administrator for administrative services provided to the Fund.  The Trustees oversee the fees paid by the Fund to service providers, including the Administrator.

Subject to the supervision and control of the Board, the Administrator assists in supervising all aspects of the Fund’s operations, other than investment advisory functions, including services performed by the Fund’s custodian, service agent, and the Distributor.

Without limiting the generality of the foregoing, the Administrator is required to provide the following services, among others, to the Fund: (i) oversight and coordination of the performance of each of the Fund’s service providers; (ii) furnishing the Fund with adequate office facilities, utilities, office equipment and related services; (iii) receiving and processing applications from present and prospective investors in the Fund; (iv) providing general ongoing business management and support services in connection with the Fund’s operations; (v) preparing for review by officers of the Fund and its service providers documents to be filed with the SEC and coordinating printing and distribution thereof; (vi) monitoring, and assisting in developing, compliance policies and procedures for the Fund; (vii) monitoring the Fund’s expenses; (viii) oversight of the preparation and filing of required tax returns of the Fund and the Portfolios; (ix) maintaining the website of the Fund; and (x) with respect to the Fund and each Portfolio thereof, providing oversight and related support services that are intended to insure the delivery of quality service to all Participation Certificate holders.

For its administrative services, the Administrator is entitled to receive a fee from each Portfolio calculated daily and paid monthly at an annual rate not to exceed 0.05% of the Portfolio’s average daily net assets. The tables below provide the fees earned by the Administrator with respect to the Portfolio indicated for the fiscal years ended December 31. Each table also provides the fees waived and/or operating expenses reimbursed by the Administrator, with respect to the Portfolio, pursuant to fee waiver and expense reimbursement agreements as described in more detail below under “Fee Waivers and Expense Reimbursement.”

For the Government Portfolio:

	2018	2017	2016
Administrative Fees Earned	$448,237	$262,782	$70,287
(Fees Waived and Expenses Reimbursed)	$(289,539)	$(195,988)	$(65,697)
Total Fees Paid by Portfolio to Administrator	$158,698	$66,794	$4,590

For the Money Market Portfolio:

	2018	2017		2016
Administrative Fees Earned	$78,047	15,756		124,602
(Fees Waived and Expenses Reimbursed)	$(20,470)	(60,740)		(32,568)
Total Fees Paid by Portfolio to Administrator	$57,577	$0	(1)	$92,034

(1) In addition to waiving all fees earned, the Administrator reimbursed a certain amount of the Portfolio’s operating expenses for the fiscal year.

Fee Waivers and Expense Reimbursement

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of each Portfolio so that they do not exceed 0.30 of one percent (0.30%) of the Portfolio’s average daily net assets for the year. In addition, (i) BALLC and the Administrator have agreed to waive fees such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of average daily net assets for the year; (ii) the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio and  BALLC has agreed to waive fees to cap the annual ordinary operating expenses of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BALLC and the Administrator cannot terminate these fee waivers prior to May 1, 2020 without the consent of the Board.

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Administrator has agreed that if after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day.  BALLC has further agreed that if for any day, after giving effect to the other fee waivers and all Administrator fee waivers, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would not be less than 0.01%. BALLC has agreed that, if after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. BALLC and the Administrator cannot terminate this portfolio yield fee waiver prior to May 1, 2020 without the consent of the Board.  BALLC and the Administrator will not recoup any previously waived or reimbursed fees/expenses in any subsequent years.

Effective May 1, 2017, BALLC and the Administrator entered into an agreement which guarantees BALLC a minimum annual advisory fee.

Expenses

The Fund’s ordinary operating expenses generally consist of fees for legal, accounting and other professional services, fees of BALLC, BNY Mellon, BNY Mellon Investment Servicing, FFOS and the Administrator, costs of Federal and state registrations and related distributions to Participation Certificate holders, certain insurance premiums as well as the costs associated with maintaining corporate existence. Other costs include taxes, brokerage fees, interest and extraordinary expenses. For the year ended December 31, 2018, expense ratios were 0.10% for the Government Portfolio and 0.18% for the Money Market Portfolio. Without the waiver of a portion of the advisory, administrator and service agent fees, the ratio of expenses to average daily net assets would have been 0.23% for the Government Portfolio and 0.36% for the Money Market Portfolio.

ADDITIONAL INFORMATION CONCERNING FEDERAL INCOME TAXES

The following summarizes certain additional federal income tax considerations generally affecting the Portfolios and holders of Participation Certificates that are not described in the Fund’s Prospectus relating to the Portfolios. No attempt is made to present a detailed explanation of the tax treatment of a Portfolio or holders of Participation Certificates or possible legislative changes. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are therefore advised to consult their own tax advisor regarding the effects of an investment in the Portfolios on their own tax situation, including the application of state, local and other tax laws to their particular situation.

The Portfolios met the requirements for being a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), in the last taxable year and intend to continue to meet these requirements in future taxable years. In order to so qualify for a taxable year, a Portfolio must distribute at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income for the year, derive at least 90% of its gross income for the year from certain qualifying sources and comply with certain diversification requirements. A 4% nondeductible excise tax is imposed on regulated investment companies that fail currently to distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).

Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a Portfolio does not qualify for tax treatment as a regulated investment company, all of that Portfolio’s taxable income will be subject to tax at regular corporate rates without any deduction for distributions to holders of Participation Certificates of the Portfolio. In such event, dividend distributions to holders of Participation Certificates of the Portfolio would be taxable as ordinary income to the extent of that Portfolio’s earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders and qualified dividend income treatment in the case of non-corporate shareholders.

Each Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 24% of all distributions and gross proceeds paid to a Participation Certificate holder which has failed to provide a correct taxpayer identification number in the manner required, is subject to withholding by the Internal Revenue Service, or has failed to certify to the Fund that it is not subject to backup withholding when required to do so or that it is exempt from backup withholding.

Although each Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income tax, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Portfolios and holders of Participation Certificates under such laws may differ from the treatment under federal income tax laws. Holders of Participation Certificates are advised to consult their tax advisors concerning the application of state and local taxes.

Although each Portfolio does not expect to realize long-term capital gains, net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) will be distributed at least annually. A Portfolio will generally have no tax liability with respect to such gains that are distributed, and the distributions will be taxable to holders of Participation Certificates of a Portfolio as long-term capital gains, regardless of how long a holder has held a Portfolio’s Participation Certificates. Such distributions will be reported as a capital gain dividend in a written notice furnished by a Portfolio to holders of its Participation Certificates. Any net investment income and any net short-term capital gains earned by a Portfolio will be distributed to holders of its Participation Certificates. Each Portfolio will be taxed on any undistributed investment company taxable income and net capital gains of that Portfolio. To the extent the net investment income and net short-term capital gains of a Portfolio is distributed by the Portfolio (whether in cash or additional Participation Certificates), it will be taxable to holders of Participation Certificates of such Portfolio as ordinary income. Neither Portfolio anticipates that its distributions will be qualified dividend income or eligible for the dividends received deduction.

When a holder of Participation Certificates sells, redeems or exchanges their Participation Certificates, it is generally considered a taxable event for the holder. Unless the Participation Certificate holder elects the simplified NAV method of accounting (discussed below), the holder will generally recognize gain or loss equal to the difference between the amount realized on the sale, redemption, or exchange and the holder’s basis in the Participation Certificates that were sold, redeemed, or exchanged. The gain or loss will generally be treated as a long-term capital gain or loss if the holder held their Participation Certificates for more than one year. If the holder held their Participation Certificates for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. However, any loss realized upon a taxable disposition of Participation Certificates held for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the Participation Certificate holder with respect to the Participation Certificates. Further, except in the context of the Money Market Portfolio or holders electing to adopt the NAV Method, all or a portion of any loss realized by a holder upon a taxable disposition of Participation Certificates will be disallowed under the wash sale rules if the holder acquires Participation Certificates of the same Portfolio (including through the automatic reinvestment of dividends) or other substantially identical stock or securities during a 61-day period beginning 30 days before and ending 30 days after the date of the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.  Capital losses may be subject to limitations on their use by a holder. Because the Government Portfolio currently seeks to maintain a stable NAV per Participation Certificate, it is unlikely that a holder will have a capital gain or loss when the holder sells, redeems or exchanges their Participation Certificates.  Holders of Participation Certificates of the Money Market Portfolio may recognize a taxable gain or loss upon the sale, exchange or redemption of their Participation Certificates.  Each holder of Participation Certificates is responsible for any tax liabilities generated by their transactions.

If a holder of Participation Certificates elects to adopt the simplified NAV method of accounting, gain or loss on fund shares is not computed on every sale or redemption.  Instead, gain or loss is based on the aggregate value of the holder’s Participation Certificates of the Portfolio during the computation period.  A holder’s gain or loss generally equals (i) the aggregate fair market value of the holder’s Participation Certificates at the end of the computation period, (ii) minus the aggregate fair market value of the holder’s Participation Certificates at the end of the prior computation period, (iii) minus the holder’s “net investment” in the Portfolio for the computation period.  A Participation Certificates holder’s net investment is the aggregate cost of Participation Certificates purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of Participation Certificates during the same period.  The computation period may be the holder’s taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period.  Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss.    Holders of Participation Certificates should consult their own tax advisor to determine if the NAV method is appropriate for their individual circumstances.

A liquidity fee imposed by the Money Market Portfolio will reduce the amount a Participation Certificate holder receives upon the redemption of their Participation Certificates and will decrease the amount of any capital gain or increase the amount of any capital loss a holder recognizes from such redemption.  There is some degree of uncertainty with respect to the federal income tax treatment of liquidity fees received by a money market fund, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service.  If the Money Market Portfolio receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Portfolio at such time.

The foregoing discussion is based on federal income tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

DIVIDENDS

Net income of each Portfolio for dividend purposes will consist of (i) interest accrued and dividends earned (including both original issue and market discount) less amortization of any premium, (ii) plus or minus all realized short-term gains and losses, if any, attributable to such Portfolio and (iii) minus such Portfolio’s pro rata share of the fees payable to, and the general expenses (for example, legal, accounting and Trustee’s fees) of, the Fund, prorated on the basis of relative NAV of the Fund’s Portfolios applicable to that period.

PERFORMANCE INFORMATION

Determination of Yield

From time-to-time, the Fund may quote the Government Portfolio and the Money Market Portfolio “yield” and “effective yield” in communications to Participation Certificate holders that are deemed to be advertising. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the Government Portfolio and the Money Market Portfolio refers to the income generated by an investment in the Portfolios over a seven-day period as identified in the communication. This income is then annualized. This means that the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested weekly. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. For the seven-day period ending December 31, 2018, the Money Market Portfolio average yield was 2.43% and the effective yield was 2.46%.  For the same period the Government Portfolio average yield was 2.32% and the effective yield was 2.34%.

The yield of the Government Portfolio and the Money Market Portfolio was positively affected by fee waivers. (See “Investment Advisor and Service Agent,” “Administrator” and “Fee Waivers and Expense Reimbursement” under “Management of the Fund”).

ADDITIONAL DESCRIPTION CONCERNING VOTING OF PARTICIPATION CERTIFICATES

The Fund’s Amended and Restated Articles of Incorporation provide that on any matter submitted to a vote of Participation Certificate holders, all Participation Certificates, irrespective of class, shall be voted in the aggregate and not by class except that (i) as to a matter with respect to which a separate vote of any class is required by the Investment Company Act or the General Corporation Law of the State of Maryland, such requirements as to a separate vote by that class shall apply in lieu of the aggregate voting as described above, and (ii) as to a matter which does not affect the interest of a particular class, only Participation Certificate holders of the affected class shall be entitled to vote thereon.

Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted by the provisions of such Investment Company Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a “majority” of the outstanding Participation Certificates (as defined herein under “Miscellaneous”) of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are identical or that the matter does not affect any interest of such class. However, Rule 18f-2 exempts the selection of independent public accountants and the election of trustees from the separate voting requirements of Rule 18f-2.

The chart below sets forth those Participation Certificate holders each of which owned of record or beneficially 5% or more of the outstanding Participation Certificates of a Portfolio as of March 31, 2019.

	Percent of Participation	Percent of Participation
	Certificates Owned of	Certificates Owned of
	Government	Money Market
Participation Certificate holder	Portfolio	Portfolio
Blue Cross Blue Shield Association	23.71%[B]	34.53%[B]
225 North Michigan Avenue
Chicago, Illinois 60601
Organized under laws of Illinois

Excellus BlueCross Blue Shield	14.27%[B]	N/A
165 Court Street
Rochester, New York 14647
Organized under laws of New York

BCS Financial Corporation	N/A	16.22%[B]
2 Mid America Plaza, Suite 200
Oakbrook Terrace, Illinois 60181
Organized under laws of Illinois

BlueCross BlueShield of Tennessee, Inc.
1 Cameron Circle	N/A	14.10%[B]
Chattanooga, Tennessee 37402
Organized under laws of Tennessee

BlueCross BlueShield of South Carolina	N/A	14.06%[B]
4501 Faraway Drive
Columbia, South Carolina 29223
Organized under laws of South Carolina

Blue Cross and BlueShield of North Carolina	7.37%[B]	10.36%[B]
4705 University Drive
Durham, North Carolina 27707
Organized under laws of North Carolina

Blue Cross and Blue Shield of Kansas	8.90%[B]	N/A
1113 SW Topeka Blvd.
Topeka, Kansas 66629
Organized under laws of Kansas

[B] Participation Certificate holder is the “Beneficial” owner, meaning that the name listed refers to the actual pecuniary, or financial, interest in the security.

	Percent of Participation Certificates Owned of Government	Percent of Participation Certificates Owned of Money Market
Participation Certificate holder	Portfolio	Portfolio
Hawaii Medical Service Association	6.36%[B]	N/A
818 Keeaumoku Street
Honolulu, Hawaii 96814
Organized under laws of Hawaii

Participation Certificate holders owning 25% or more of the outstanding Participation Certificates may be in control and be able to affect the outcome of certain matters presented for a vote of Participation Certificate holders.

[B] Participation Certificate holder is the “Beneficial” owner, meaning that the name listed refers to the actual pecuniary, or financial, interest in the security.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd. (“Cohen”), with offices at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115 served as the independent registered public accounting firm of the Fund for the year ending December 31, 2018.  Cohen provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings.

COUNSEL

Vedder Price, P.C., 222 North LaSalle Street, Suite 2600, Chicago, Illinois 60601 is counsel for the Fund and the Independent Trustees.

MISCELLANEOUS

As used in the Prospectus and in this SAI, the term “majority,” when referring to the approvals to be obtained from Participation Certificate holders, means the vote of the holders of more than 50% of the Fund’s outstanding Participation Certificates of each class affected by the matter with respect to which the vote is being taken.

The Fund has chosen a calendar fiscal year.

Purchase orders for Participation Certificates of each of the Portfolios are accepted by the Fund’s Transfer Agent, BNY Mellon Investment Servicing (US) Inc., which is located in King of Prussia, Pennsylvania.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto for the Portfolios contained in the Fund’s Annual Report dated December 31, 2018, are incorporated by reference into this Statement of Additional Information. The financial statements and notes thereto for the Portfolios contained in the Fund’s Annual Report for the years ended December 31, 2018 and 2017 have been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, and for the years ended December 31, 2016, 2015 and 2014 have been audited by the Fund’s former independent registered public accounting firm.  Cohen & Company, Ltd.’s report thereon also appears in such Annual Report and is also incorporated by reference herein.

APPENDIX — DESCRIPTION OF BOND AND COMMERCIAL PAPER RATINGS

The Fund may invest in securities which at time of purchase have ratings not lower than the following:

Type of Security	Rating Agency	Rating	Summary of Rating
Bond	Moody’s Investors Service, Inc. (“Moody’s”)	Aaa	Obligations rated Aaa are judged to be of highest quality, subject to the lowest level of credit risk.

Bond	Moody’s	Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

Bond	Standard & Poor’s Ratings Services, a Standard and Poor’s Financial Services LLC business (“S&P”)	AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

Bond	S&P	AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

Commercial Paper	Moody’s	P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

PART C

OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit

(a)(1)

Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 18, 1996 (“PEA No. 13”))

(a)(2)	Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1(a) of PEA No. 13)

(a)(3)	Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1(b) of PEA No. 13)

(a)(4)

Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a) (4) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 17, 2006 (“PEA No. 24”))

(a)(5)

Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2009 (“PEA No. 27”))

(a)(6)

Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on March 1, 2012 (“PEA No. 33”))

(a)(7)

Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit (A)(7) of post-effective amendment No. 57 on the Registrant’s Registration Statement on Form N-1A No. 002-099584, as filed with the SEC on April 30, 2018 (“PEA No. 57”))

(a)(8)

Written Instrument Amending the Articles of Incorporation of Registrant (incorporated by reference to Exhibit (A)(8) of post-effective amendment No. 57 on the Registrant’s Registration Statement on Form N-1A No. 002-099584, as filed with the SEC on April 30, 2018 (“PEA No. 57”))

(b)

Bylaws of Registrant as Amended and Restated on June 12, 2015 (incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on March 1, 2017 (“PEA No. 54”))

(c)	Not applicable

(d)(1)

Investment Advisory and Service Agreement for the Money Market Portfolio (incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A No. 002-99584 as filed with the SEC on December 2, 2011 (“PEA No. 32”))

(d)(2)	Investment Advisory Agreement and Service Agreement for the Government Portfolio (incorporated by reference to Exhibit (d)(2) of PEA No. 32)

(d)(3)

Fee Waiver Agreement for the Government Portfolio (incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on October 18, 2013 (“PEA No. 41”))

Exhibit No.	Description of Exhibit

(d)(4)	Fee Waiver Agreement for the Money Market Portfolio (incorporated by reference to Exhibit (d)(4) of PEA No. 41)

(d)(5)	Fee Waiver Agreement for the Government Portfolio and the Money Market Portfolio (incorporated by reference to Exhibit (d)(5) of PEA No. 41)

(e)(1)	Distribution Agreement (incorporated by reference to Exhibit (e)(1) of PEA No. 57)

(e)(2)	First Amendment to Distribution Agreement (incorporated by reference to Exhibit (e)(2) of PEA No. 57)

(f)	Not applicable

(g)	Custody Agreement (incorporated by reference to Exhibit (g)(2) of PEA No. 33)

(h)(1)	Transfer Agency Agreement (incorporated by reference to Exhibit (h)(1) of PEA No. 54)

(h)(2)

Administration Agreement (incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2014 (“PEA No. 42”))

(h)(3)

First Amendment to the Administration Agreement (incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2015 (“PEA No. 46”))

(i)	Opinion of Counsel (incorporated by reference to Exhibit (i) of PEA No. 46)

(j)(1)

Powers of Attorney for W. Dennis Cronin, Robert J. Kolodgy, Vincent P. Price, and Cynthia M. Vice dated April 7, 2016 (incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 29, 2016 (“PEA No. 50”))

(j)(2)	Powers of Attorney for John F. Giblin and Michael J. Mizeur dated February 21, 2017 and Michael A. Murray dated February 20, 2017 (incorporated by reference to Exhibit (j)(3) of PEA No. 54)

(j)(3)

Powers of Attorney for Carl R. McDonald dated March 27, 2017 (incorporated by reference to Exhibit (j)(4) of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 28, 2017 (“PEA No. 55”))

(j)(4)	Powers of Attorney for Nicholas G. Chiarello, William A. Coats, and T. Ralph Woodard, Jr. (incorporated by reference to Exhibit (j)(5) of PEA No. 57)

(j)(5)	Powers of Attorney for Sandra M. Clarke, Diane G. Gore and Gina L. Marting (filed herein)

(j)(6)	Consent of Cohen & Company, Ltd. (filed herein)

(k)	Not applicable

(l)	Subscription agreement (incorporated by reference to Exhibit 13 of PEA No. 13)

Exhibit No.	Description of Exhibit

(m)	Not applicable

(n)	Not applicable

(o)	Reserved

(p)	Not applicable (each Portfolio is a money market fund)

Item 29. Persons Controlled by or Under Common Control with Fund

None

Item 30. Indemnification

Under Article IX of the Registrant’s Articles of Incorporation, any Trustee, Officer, employee or agent of the Registrant is indemnified to the fullest extent permitted by the General Corporation Law of the State of Maryland from and against any and all of the expenses and liabilities reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Trustee, Officer, employee or agent of the Registrant. This provision does not authorize indemnification when it is determined that such Trustee, Officer, employee or agent would otherwise be liable to Registrant or its Participation Certificate holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties (collectively, “Disabling Conduct”).

The Registrant shall use reasonable and fair means to determine whether such indemnification shall be made. The determination that a person to be indemnified is not liable to the Registrant or its Participation Certificate holders by reason of Disabling Conduct, and therefore eligible for indemnification, shall be determined by (i) a final decision on the merits by a court or other body before whom such proceeding is brought or (ii) after their review of the facts, by vote of a majority of a quorum of Trustees who are neither “interested persons” (as defined in the Investment Company Act) nor parties to the proceeding (a “Disinterested Majority”) or by independent counsel in a written opinion to the Registrant. The Registrant’s indemnification policy permits the Registrant to advance attorneys’ fees or other expenses incurred by its Trustees, Officers, employees or agents in defending such a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is determined ultimately that he is entitled to indemnification. As a condition to such advance (i) the indemnities shall provide a security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a Disinterested Majority, or an independent legal counsel in a written opinion to the Fund, shall determine, based on a review of readily available facts to the Fund, that there is reason to believe that the indemnities ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisor

BlackRock Advisors, LLC (“BALLC”) performs investment advisory services for Registrant and certain other investment companies and accounts. The information required by this Item 31 with respect to each director, officer and partner of BALLC is incorporated by reference to Schedules A and D of Form ADV filed by BALLC with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (SEC File No. 801-13304).

Item 32. Principal Underwriters

Item 32(a)             Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	Active Weighting Funds ETF Trust
4.	AdvisorShares Trust
5.	American Century ETF Trust
6.	ARK ETF Trust
7.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
8.	Bridgeway Funds, Inc.
9.	Brinker Capital Destinations Trust
10.	Calvert Ultra-Short Duration Income NextShares, Series of Calvert Management Series
11.	Center Coast Brookfield MLP & Energy Infrastructure Fund
12.	CornerCap Group of Funds
13.	Davis Fundamental ETF Trust
14.	Direxion Shares ETF Trust
15.	Eaton Vance NextShares Trust
16.	Eaton Vance NextShares Trust II
17.	EIP Investment Trust
18.	EntrepreneurShares Series Trust
19.	Evanston Alternative Opportunities Fund
20.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
21.	FEG Absolute Access Fund I LLC
22.	Fiera Capital Series Trust
23.	FlexShares Trust
24.	Forum Funds
25.	Forum Funds II
26.	FQF Trust
27.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
28.	GraniteShares ETF Trust
29.	Guinness Atkinson Funds
30.	Infinity Core Alternative Fund
31.	Innovator ETFs Trust
32.	Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)
33.	Ironwood Institutional Multi-Strategy Fund LLC
34.	Ironwood Multi-Strategy Fund LLC
35.	John Hancock Exchange-Traded Fund Trust
36.	Manor Investment Funds
37.	Miller/Howard Funds Trust
38.	Miller/Howard High Income Equity Fund
39.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
40.	Morningstar Funds Trust
41.	MProved Systematic Long-Short Fund, Series Portfolios Trust

42.	MProved Systematic Merger Arbitrage Fund, Series Portfolios Trust
43.	MProved Systematic Multi-Strategy Fund, Series Portfolios Trust
44.	NYSE® Pickens Oil Response™ ETF, Series of ETF Series Solutions
45.	OSI ETF Trust
46.	Palmer Square Opportunistic Income Fund
47.	Partners Group Private Income Opportunities, LLC
48.	PENN Capital Funds Trust
49.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
50.	Plan Investment Fund, Inc.
51.	PMC Funds, Series of Trust for Professional Managers
52.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
53.	Quaker Investment Trust
54.	Ranger Funds Investment Trust
55.	Renaissance Capital Greenwich Funds
56.	RMB Investors Trust (f/k/a Burnham Investors Trust)
57.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
58.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
59.	Salient MF Trust
60.	SharesPost 100 Fund
61.	Six Circles Trust
62.	Sound Shore Fund, Inc.
63.	Steben Alternative Investment Funds
64.	Steben Select Multi-Strategy Fund
65.	Strategy Shares
66.	The 504 Fund (f/k/a The Pennant 504 Fund)
67.	The Chartwell Funds
68.	The Community Development Fund
69.	The Relative Value Fund
70.	Third Avenue Trust
71.	Third Avenue Variable Series Trust
72.	TIFF Investment Program
73.	Transamerica ETF Trust
74.	U.S. Global Investors Funds
75.	Variant Alternative Income Fund
76.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
77.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
78.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
79.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
80.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
81.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
82.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
83.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
84.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
85.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
86.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
87.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
88.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
89.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
90.	Vivaldi Opportunities Fund
91.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
92.	Wintergreen Fund, Inc.
93.	WisdomTree Trust

94.	WST Investment Trust

Item 32(b)             The following are the Officers and Managers of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)             Not applicable.

Item 33. Location of Accounts and Records

	Location (To the extent known)	Types of Records
1.	BCS Financial Services Corporation 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181	Records relating to its functions as administrator. Minute Book, Bylaws and Amended and Restated Articles of Incorporation.

2.	BNY Mellon Investment Servicing (US) Inc. 760 Moore Road King of Prussia, PA 19406	Records relating to its functions as service agent and transfer agent.

3.	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809	Records relating to its functions as investment advisor and service agent for the Government Portfolio and the Money Market Portfolio.

4.	The Bank of New York Mellon One Wall Street New York, NY 10286	Records relating to its function as custodian.

5.	Foreside Fund Officer Services, LLC 10 High Street, Suite 302 Boston, MA 02110	Records relating to provision of compliance services.

6.	Foreside Compliance Services, LLC Three Canal Plaza Portland, ME, 04101	Records relating to provision of compliance services.

7.	Foreside Fund Services, LLC Three Canal Plaza Portland, ME 04101	Records relating to its function as fund distributor.

8.	Foreside Management Services, LLC 10 High Street, Suite 302 Boston, MA 02110	Records relating to provision of treasurer services.

Item 34. Management Services

Disclosed in Part A

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Plan Investment Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 59 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 59 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Oakbrook Terrace, State of Illinois, on the 30th day of April, 2019.

PLAN INVESTMENT FUND, INC.

By:	/s/ Susan A. Pickar
Susan A. Pickar, President and Chief Executive Officer

ATTEST:

/s/ Ann F. Frolik
Ann F. Frolik,
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 59 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Susan A. Pickar	President and Chief Executive Officer (Principal Executive Officer)	April 30, 2019
Susan A. Pickar

/s/ Christopher W. Roleke	Treasurer (Principal Financial and Accounting Officer)	April 30, 2019
Christopher W. Roleke

*Nicholas G. Chiarello	Trustee	April 30, 2019
Nicholas G. Chiarello

*Sandra M. Clarke	Trustee	April 30, 2019
Sandra M. Clarke

*William A. Coats	Trustee	April 30, 2019
William A. Coats

*W. Dennis Cronin	Trustee	April 30, 2019
W. Dennis Cronin

*Diane G. Gore	Trustee	April 30, 2019
Diane G. Gore

*John F. Giblin	Trustee	April 30, 2019
John F. Giblin

*Robert J. Kolodgy	Trustee	April 30, 2019
Robert J. Kolodgy

*Gina L. Marting	Trustee	April 30, 2019
Gina L. Marting

*Carl R. McDonald	Trustee	April 30, 2019
Carl R. McDonald

*Michael J. Mizeur	Trustee	April 30, 2019
Michael J. Mizeur

*Vincent P. Price	Trustee	April 30, 2019
Vincent P. Price

*Cynthia M. Vice	Trustee	April 30, 2019
Cynthia M. Vice

*T. Ralph Woodard, Jr.	Trustee	April 30, 2019
T. Ralph Woodard, Jr.

*Executed on behalf of the indicated Trustees by Susan A. Pickar, duly appointed attorney-in-fact.

By:	/s/ Susan A. Pickar
Susan A. Pickar,
Attorney-in-fact

EXHIBITS

Exhibit No.	Description of Exhibit
(j)(5)	Powers of Attorney for Sandra M. Clarke, Diane G. Gore and Gina L. Marting

(j)(6)	Consent of Cohen & Company, Ltd.